Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document period end date	Dec 31, 2011
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	20-F
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	300,164,922
Entity public float	$ 14,275,786,095
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue:
Dialysis Care Revenue	$ 9,507,173	$ 9,070,546	$ 8,350,233
Dialysis Products Revenue	3,287,887	2,982,944	2,897,244
Net revenue	12,795,060	12,053,490	11,247,477
Costs of revenue:
Dialysis Care Cost of Revenue	6,677,215	6,345,135	5,945,724
Dialysis Products Cost of Revenue	1,597,144	1,563,634	1,470,241
Cost of revenues	8,274,359	7,908,769	7,415,965
Gross profit	4,520,701	4,144,721	3,831,512
Operating expenses:
Selling, general and administrative	2,365,934	2,133,333	1,986,640
Research and development	110,834	96,532	93,810
Income from at equity method investees	(30,959)	(8,949)	(4,534)
Operating income	2,074,892	1,923,805	1,755,596
Other (income) expense:
Interest income	(59,825)	(25,409)	(21,397)
Interest expense	356,358	305,473	321,360
Income before income taxes	1,778,359	1,643,741	1,455,633
Income tax expense	601,097	578,345	490,413
Net Income	1,177,262	1,065,396	965,220
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Net Income attributable to the Company	$ 1,071,154	$ 978,517	$ 891,138
Basic income per Ordinary share	$ 3.54	$ 3.25	$ 2.99
Fully diluted income per Ordinary share	$ 3.51	$ 3.24	$ 2.99

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
(Loss) gain related to cash flow hedges	(102,446)	(8,109)	30,082
Actuarial gains (losses) on defined benefit pension plans	(81,906)	(35,654)	9,708
(Loss) gain related to foreign currency translation	(181,234)	(110,888)	82,545
Income tax (expense) benefit related to components of other comprehensive income	72,617	12,821	(18,971)
Other comprehensive income (loss), net of tax	(292,969)	(141,830)	103,364
Total comprehensive income	884,293	923,566	1,068,584
Comprehensive income attributable to noncontrolling interests	(104,861)	(89,370)	(75,886)
Comprehensive income attributable to the Company	$ 779,432	$ 834,196	$ 992,698

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 457,292	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,798,318	2,573,258
Accounts receivable from related parties	111,008	113,976
Inventories	967,496	809,097
Prepaid expenses and other current assets	1,035,366	783,231
Deferred tax asset, current	325,539	350,162
Total current assets	5,695,019	5,152,594
Property, plant and equipment, net	2,629,701	2,527,292
Intangible assets	686,652	692,544
Goodwill	9,186,650	8,140,468
Deferred tax asset, non-current	88,159	93,168
Equity Method Investments	692,025	250,373
Other assets	554,644	238,222
Total assets	19,532,850	17,094,661
Current liabilities:
Accounts payable	541,423	420,637
Accounts payable to related parties	111,226	121,887
Accrued expenses and other current liabilities	1,704,273	1,537,423
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties	28,013	9,683
Current portion of long-term debt and capital lease obligations	1,589,776	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	162,354	117,542
Deferred tax liability, current	26,745	22,349
Total current liabilities	4,262,611	3,789,723
Total long-term debt less current maturities	5,494,810	4,309,676
Other liabilities	236,628	294,015
Pension liabilities	290,493	190,150
Income tax payable, non-current	189,000	200,581
Deferred tax liability, non-current	587,800	506,896
Total liabilities	11,061,342	9,291,041
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,965,691 issued and outstanding	4,452	4,440
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,164,922 issued and outstanding	371,649	369,002
Additional paid-in capital	3,362,633	3,339,781
Retained earnings	4,648,585	3,858,080
Accumulated other comprehensive (loss)	(485,767)	(194,045)
Total Company shareholders' equity	7,901,552	7,377,258
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	8,061,017	7,523,911
Total liabilities and equity	$ 19,532,850	$ 17,094,661

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 299,751
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,965,691	3,965,691
Preferred stock outstanding	3,965,691	3,965,691
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,164,922	300,164,922
Common stock outstanding	300,164,922	300,164,922

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557,283	503,224	457,085
Change in deferred taxes, net	147,454	14,687	22,002
(Gain) loss on sale of investments	(7,679)	(5,888)	(1,250)
(Gain) loss on sale of fixed assets	(1,306)	(628)	1,308
Stock Option Compensation Expense	29,071	27,981	33,746
Cash outflow from hedging	(58,113)	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(252,794)	(300,274)	(41,994)
Inventories, net	(151,890)	18,326	(88,933)
Prepaid expenses, other current and non-current assets	(150,090)	(60,305)	(147,105)
Accounts receivable, related parties	(11,669)	125,962	(144,224)
Accounts payable, related parties	(4,495)	(135,001)	138,506
Accounts payable, accrued expenses and other current and non-current liabilities	132,406	124,279	71,092
Income tax payable	41,042	(9,634)	73,164
Net cash provided by (used in) operating activities	1,446,482	1,368,125	1,338,617
Investing Activities:
Purchases of property, plant and equipment	(597,855)	(523,629)	(573,606)
Proceeds from sale of property, plant and equipment	27,325	16,108	11,730
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,785,329)	(764,338)	(188,113)
Proceeds from divestitures	9,990	146,835	51,965
Net cash (used in) provided by investing activities	(2,345,869)	(1,125,024)	(698,024)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	189,987	281,022	107,192
Repayments of short-term borrowings and other financial liabilities	(248,821)	(258,561)	(169,175)
Proceeds from short-term borrowings from related parties	146,872	0	18,830
Repayments of short-term borrowings from related parties	(127,015)	0	(118,422)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $127,854 in 2011 and $31,458 in 2010)	2,706,105	947,346	709,540
Repayments of long-term debt and capital lease obligations	(957,235)	(1,072,941)	(566,241)
Redemption of Trust Preferred Securities	653,760	0	0
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	94,893	109,518	72,394
Payment of dividends [N]	(280,649)	(231,967)	(231,940)
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	793,159	(14,717)	(558,127)
Effect of exchange rate changes on cash and cash equivalents	40,650	(6,739)	(2,825)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(65,578)	221,645	79,641
Cash and cash equivalents at beginning of period	522,870	301,225	221,584
Cash and cash equivalents at end of period	$ 457,292	$ 522,870	$ 301,225

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2008	$ 5,960,620	$ 4,240	$ 363,076	$ 3,188,089	$ 2,452,332	$ (151,284)	$ 5,856,453	$ 104,167
Shares issued at Dec. 31, 2008		3,810,540	293,932,036
Proceeds from exercise of options and related tax effects	67,284	103	2,596	64,585			67,284
Shares from exercise of options and related tax effects		73,788	1,814,599
Compensation expense related to stock options	33,746			33,746			33,746
Dividends paid	(231,940)				(231,940)		(231,940)	0
Purchase (sale) of noncontrolling interests	9,791			(3,138)			(3,138)	12,929
Cash contributions from noncontrolling interests	(41,284)							(41,284)
Changes in fair value of noncontrolling interests	(39,816)			(39,816)			(39,816)
Comprehensive income (loss)
Net Income	936,625				891,138		891,138	45,487
Other comprehensive income (loss) - net	103,364					101,560	101,560	1,804
Total comprehensive income	1,039,989						992,698	47,291
Shareholders equity at Dec. 31, 2009	6,798,390	4,343	365,672	3,243,466	3,111,530	(49,724)	6,675,287	123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	(231,967)				(231,967)		(231,967)	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	(54,225)							(54,225)
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	(280,649)				(280,649)		(280,649)
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	(59,066)							(59,066)
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649	$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552	$ 159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922

The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain items in the prior year's comparative consolidated financial statements have been reclassified to conform to the current year's presentation.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds less than 50% ownership. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. They generated approximately $195,296, $132,697 and $112,573 in revenue in 2011, 2010, and 2009, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $147,900 and $110,600 in 2011 and 2010, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2011 and 2010:

	2011	2010
Trade accounts receivable, net	$73,172	$60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets & other non-current assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Non-current loans to related parties	13,000	12,998
Equity	55,053	54,870

  Cash and Cash Equivalents

  Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Allowance for Doubtful Accounts

  Estimates for the allowances for accounts receivable from the dialysis care business are based mainly on past collection history. Specifically, the allowances for the North America services division are based on an analysis of collection experience, recognizing the differences between payors and aging of accounts receivable. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances. The allowances in the International Segment and the products business are based on estimates and consider various factors, including aging, debtor and past collection history.

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 5). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 7). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 50 years for buildings and improvements with a weighted average life of 12 years and 2 to 15 years for machinery and equipment with a weighted average life of 9 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2011, 2010, and 2009 was $3,784, $5,918 and $10,395, respectively.

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in an acquisition method business combination are recognized and reported apart from goodwill (see Note 8).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their average useful life of 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their average useful life of 11 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. A reporting unit is usually defined one level below the segment level based on regions or legal entities. In prior years, two reporting units were identified in the North America segment. In 2011, the segment was realigned to run on a consolidated basis and as a result, for 2011, only one reporting unit was identified in the North America segment. The International segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the discounted future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 6.27% for 2011. The basic rate is then adjusted by a country-specific risk rate within each reporting unit. In 2011, WACCs for the reporting units ranged from 6.27% to 12.73%.

  In the case that the fair value of the reporting unit is less than its book value, a second step is performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the book value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 21). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings. The effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion of cash flow hedges is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

  Revenue Recognition Policy

  Dialysis care revenues are recognized on the date services and related products are provided and the payor is obligated to pay at amounts estimated to be receivable under reimbursement arrangements with third party payors. Medicare and Medicaid in North America and programs involving other government payors in the International Segment are billed at pre-determined rates per treatment that are established by statute or regulation. Most non-governmental payors are billed at our standard rates for services net of contractual allowances to reflect the estimated amounts to be receivable under reimbursement arrangements with these payors.

  Dialysis product revenues are recognized when title to the product passes to the customers either at the time of shipment, upon receipt by the customer or upon any other terms that clearly define passage of title. As product returns are not typical, no return allowances are established. In the event a return is required, the appropriate reductions to sales, accounts receivables and cost of sales are made. Sales are stated net of discounts and rebates.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain other sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Research and Development expenses

  Research and development expenses are expensed as incurred.

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The recognition of deferred tax assets from net operating losses and their utilization is based on the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 18).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1f) above.

  Debt Issuance Costs

  Costs related to the issuance of debt are amortized over the term of the related obligation (see Note 11).

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 30%, 32% and 33% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2011, 2010, and 2009, respectively.

  See Note 5 for concentration of supplier risks.

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 20). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Ordinary Share and Preference Share

  Basic earnings per ordinary share and basic earnings per preference share for all years presented have been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Basic earnings per preference share is derived by adding the preference dividend per preference share to the basic earnings per share. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 17), are potentially dilutive equity instruments.

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between plan assets at fair value and the benefit obligation, as a liability. Changes in the funded status of a plan, net of tax, resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

  Recent Pronouncements

Recently Issued Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The amendments require healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts must be reclassified from an operating expense to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

For public entities, the disclosures required under ASU 2011-07 are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations should be applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012. Had the Company adopted ASU 2011-07 as of January 1, 2011, this would have resulted in a reduction of its 2011 revenue by approximately $224,000 with a corresponding reduction to the SG&A expense. At December 31, 2012, the Company will restate its 2011 Revenue to $12,571,060 and its SG&A expense to $2,141,934 to reflect the retrospective adoption of this Standard in 2012.

In December 2011, the FASB issued Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This amendment requires disclosing and reconciling gross and net amounts for financial instruments that are offset in the balance sheet, and amounts for financial instruments that are subject to master netting arrangements and other similar clearing and repurchase arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact of AUS 2011-11 on its consolidated financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

2. Subsequent Events

On January 26, 2012, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $800,000 aggregate principal amount of senior unsecured notes with a coupon of 5 5/8% (the “5 5/8% Senior Notes”) at par and $700,000 aggregate principal amount of senior unsecured notes with a coupon of 5 7/8% (the “5 7/8% Senior Notes”) at par (together, the “Dollar-denominated Senior Notes”). In addition, FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €250,000 aggregate principal amount ($328,625 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “5.25% Euro-denominated Senior Notes”) at par. Both the 5 5/8% Senior Notes and the 5.25% Euro-denominated Senior Notes are due July 31, 2019 while the 5 7/8% Senior Notes are due January 31, 2022. US Finance II and Finance VIII may redeem the Dollar-denominated Senior Notes and 5.25% Euro-denominated Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company intends to use the net proceeds of approximately $1,807,139 for acquisitions, including the pending acquisition of Liberty Dialysis Holdings, Inc., which was announced on August 2, 2011, to refinance indebtedness and for general corporate purposes. The Dollar-denominated Senior Notes and the 5.25% Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company and Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).

Acquisitions And Investments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

3. Investments

In December 2010, the Company announced a renal pharmaceutical joint venture between the Company and Galenica, Ltd., VFMCRP, to develop and distribute products to treat iron deficiency anemia and bone mineral metabolism for pre-dialysis and dialysis patients. Closing in the U.S. occurred at the end of 2010. In the fourth quarter of 2011, VFMCRP received approval from the responsible European Union antitrust commission and formal closing occurred on November 1, 2011. After closing in the European Union, VFMCRP now operates worldwide, except for in Turkey and Ukraine, where antitrust approval has not yet been granted. This investment is located in the line item “Investment in equity method investees” in the balance sheet and any related income is located in the line item “Income from equity method investees” in the income statement. For information on pending payments of the purchase consideration, see Note 11.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

a) Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“FMC Management AG,” Management AG” or the “General Partner”) and is the Company's largest shareholder owning approximately 30.7% of the Company's voting shares as of December 31, 2011 (31.3% as of February 17, 2012). In August 2008, a subsidiary of Fresenius SE issued Mandatory Exchangeable Bonds in the aggregate principal amount of €554,400. These matured on August 14, 2011 when they were mandatorily exchangeable into ordinary shares of the Company. Upon maturity, the issuer delivered 15,722,644 of the Company's ordinary shares to the bond holders. As a result, Fresenius SE's holding of the Company's ordinary shares decreased to the above percentage. On November 16, 2011, Fresenius SE announced that it intends to increase its voting interest in the Company through the purchase of approximately 3,500,000 ordinary shares, to be executed through share purchases from time to time, in a manner intended to have minimal impact on the Company's share price. The intention of these share purchases is to preserve a long-term voting interest in the Company above 30%.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During 2011, 2010 and 2009, amounts charged by Fresenius SE to the Company under the terms of these agreements were $75,969, $59,501 and $68,234, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $6,555, $6,115 and $13,540 for services rendered to the Fresenius SE Companies during 2011, 2010 and 2009, respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $25,833, $23,807 and $23,109 during 2011, 2010 and 2009, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $13,511, $16,123 and $7,783, respectively, for its management services during 2011, 2010 and 2009 and included $84, $80 and $84, respectively, as compensation for their exposure to risk as general partner. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's share capital (€1,500).

b) Products

During 2011, 2010 and 2009, the Company sold products to the Fresenius SE Companies for $20,220, $15,413 and $13,601 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $52,587, $43,474 and $43,320, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold $21,076 of products to equity method investees during 2011.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During 2011, 2010 and 2009, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $24,106, $30,703 and $31,300, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c) Financing Provided by and to Fresenius SE and the General Partner

As of December 31, 2011, the Company had borrowings outstanding with Fresenius SE of €18,900 ($24,455 as of December 31, 2011) at an interest rate of 1.778%, due and repaid on January 3, 2012.

As of December 31, 2011, the Company had a loan of CNY 10,000 ($1,586 as of December 31, 2011) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.65%, due on April 14, 2013.

The Company was party to a German trade tax group with Fresenius SE for fiscal years 1997 – 2001.The Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of a disallowed impairment charge in 1997 by the German tax authorities, including interest on prepayments, upon resolution between the Company and the German tax authorities. In January 2011, the Company reached a court settlement with the German tax authorities which triggered the recognition and payment of €2,560 ($3,564 as of December 31, 2011) as a tax expense for interest payable to Fresenius SE in 2011 as a result of this agreement.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ($32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ($1,941 as of December 31, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was originally extended until August 19, 2011 and has been further extended until August 20, 2012 at an interest rate of 3.328%.

The Company had a short-term borrowing from related parties outstanding with Fresenius SE which represented taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. The remaining balance of €5,747 ($7,436 at December 31, 2011) was repaid during the fourth quarter of 2011 at an interest rate of 6%.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received approximately $9,355 in 2011.

During the first quarter of 2011, the Company made a loan to a related party, the balance of which was $234,490 as of December 31, 2011. The loan is classified within “Other assets and notes receivable” in the balance sheet.

During the third quarter of 2009, the Company acquired production lines from the Fresenius SE Companies for a purchase price of $3,416, net of value added tax (VAT).

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company and certain of its subsidiaries paid the law firm approximately $1,930, $1,601 and $1,445 in 2011, 2010, and 2009, respectively. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.

Inventories	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of December 31, 2011 and December 31, 2010, inventories consisted of the following:

	2011	2010
Raw materials and purchased components	$163,030	$158,163
Work in process	60,128	56,345
Finished goods	610,569	475,641
Healthcare supplies	133,769	118,948
Inventories	$967,496	$809,097

Under the terms of certain unconditional purchase agreements, including the Venofer® license , distribution, manufacturing and supply agreement (the “Venofer® Agreement”) signed with Luitpold Pharmaceuticals, Inc. and American Regent, Inc. in 2008, the Company is obligated to purchase approximately $2,598,132 of materials, of which $532,974 is committed at December 31, 2011 for 2012. The terms of these agreements run 1 to 14 years. At December 31, 2010, the Company was obligated to purchase approximately $2,164,532 of materials, of which $374,083 was committed at that date for 2011. At December 31, 2009, the Company was obligated to purchase approximately $2,414,214 of materials, of which $407,889 was committed as of that date for 2010. Due to renegotiations of the Venofer® Agreement during the third quarter of 2011 the unconditional purchase obligation for Venofer® decreased by $242,658 as of December 31, 2011 as compared to the obligation under the old contracts.

Healthcare supplies inventories as of December 31, 2011 and 2010 include $47,654 and $32,987, respectively, of Erythropoietin ("EPO"), which is supplied by a single source supplier in the United States. Effective January 1, 2012, the Company entered into a new three-year sourcing and supply agreement with its EPO supplier. Delays, stoppages, or interruptions in the supply of EPO could adversely affect the operating results of the Company.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

6. Prepaid Expenses and Other Current Assets

As of December 31, 2011 and 2010, prepaid expenses and other current assets consisted of the following:

	2011	2010

Rebates	$185,152	$165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$1,035,366	$783,231

The other item in the table above mainly includes deposits and guarantees, prepaid insurance, amounts due from managed locations and deferred financing costs.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

7.       Property, Plant and Equipment

As of December 31, 2011 and 2010, property, plant and equipment consisted of the following:

	2011	2010
Land and improvements	$53,147	$50,505
Buildings and improvements	1,975,839	1,856,968
Machinery and equipment	3,060,132	2,893,643
Machinery, equipment and rental equipment under capitalized leases	36,450	28,406
Construction in progress	275,006	238,812
	5,400,574	5,068,334
Accumulated depreciation	(2,770,873)	(2,541,042)
Property, plant and equipment, net	$2,629,701	$2,527,292

Depreciation expense for property, plant and equipment amounted to $479,438, $432,930 and $396,860 for the years ended December 31, 2011, 2010, and 2009, respectively.

Included in property, plant and equipment as of December 31, 2011 and 2010 were $451,299 and $416,392, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $16,947 and $14,966 at December 31, 2011 and 2010, respectively.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

8.       Intangible Assets and Goodwill

As of December 31, 2011 and 2010, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2011		2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$257,466	$(186,659)	$243,575	$(167,801)
Technology	110,866	(32,582)	110,850	(25,346)
License and distribution agreements	223,828	(80,622)	233,460	(70,189)
Self-developed Software	55,600	(28,193)	46,955	(21,861)
Other	317,579	(227,274)	286,021	(214,382)
Construction in progress	58,661	-	55,781	-
	$1,024,000	$(555,330)	$976,642	$(499,579)

As of December 31, 2011 and 2010 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2011	2010
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,640	$210,424
Management contracts	8,342	5,057
	$217,982	$215,481

Total Intangible Assets	$686,652	$692,544

The tables below show the amortization expense related to the amortizable intangible assets for the years presented and the estimated amortization expense of these assets for the following five years.

Amortization Expense
2009	$60,225
2010	$70,294
2011	$77,845

Estimated Amortization Expense
2012	$70,716
2013	$66,543
2014	$63,162
2015	$61,096
2016	$59,968

Goodwill

As of January 1, 2011, goodwill related to general manufacturing operations was reclassified from the North America and International segments to Corporate (see Note 23). For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units (see Note 1 f).

A change in New York state regulations allowed for the direct ownership of facilities in that state, which had previously been prohibited by state law. Due to this prohibition, the Company had historically used a combination of administrative service contracts, stock option agreements, and asset acquisitions to qualify for consolidation of such facilities under guidance originally issued as Emerging Issues Task Force 97-2, Application of FASB Statement No. 94 and APB Opinion No. 16 to Physicians Practice Management Entities and Certain Other Entities with Contractual Management Arrangements which is now included within FASB Accounting Standards Codification Topic 810-10, Consolidation: Overall. In such qualifying transactions, a portion of the purchase price was allocated to identifiable intangible assets with the remainder classified as an "Administrative Services Agreement" intangible asset that was accounted for in the same manner as goodwill and was shown on our Balance Sheet at December 31, 2009, under the category Management Contracts within Intangible Assets. With the regulatory approval gained on April 1, 2010, the Company obtained the full ownership of these facilities and reclassified the $214,706 of Administrative Services Agreement intangible asset to goodwill within our North America segment, effective April 1, 2010, to be consistent with other clinic acquisitions where the Company obtained control via legal ownership.

Other than the above, changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2011 and 2010, the Company's acquisitions consisted primarily of the 2011 acquisitions of International Dialysis Centers (“IDC”) and American Access Care Holdings, LLC and the 2010 acquisitions of Asia Renal Care Ltd. and of Gambro's peritoneal dialysis business as well as the acquisition of clinics in the normal course of operations. The segment detail is as follows:

	North
	America	International	Corporate	Total
Balance as of January 1, 2010	$6,694,711	$656,906	$159,817	$7,511,434
Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Goodwill acquired	517,213	626,863	-	1,144,076
Reclassifications	(226,900)	(20,449)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	511	(98,024)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$407,940	$9,186,650

Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

9.       Accrued Expenses and Other Current Liabilities

At December 31, 2011 and 2010, accrued expenses and other current liabilities consisted of the following:

	2011	2010
Accrued salaries, wages and incentive plan compensations	$420,613	$389,434
Derivative financial instruments	192,729	124,171
Accrued insurance	162,149	163,240
Unapplied cash and receivable credits	158,006	169,657
Special charge for legal matters	115,000	115,000
Other	655,776	575,921
Total accrued expenses and other current liabilities	$1,704,273	$1,537,423

In 2001, the Company recorded a $258,159 special charge to address legal matters relating to transactions pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996 by and between W.R. Grace & Co. and Fresenius SE (the “Merger”), estimated liabilities and legal expenses arising in connection with the W.R. Grace & Co. Chapter 11 proceedings (the “Grace Chapter 11 Proceedings”) and the cost of resolving pending litigation and other disputes with certain commercial insurers. During the second quarter of 2003, the court supervising the Grace Chapter 11 Proceedings approved a definitive settlement agreement entered into among the Company, the committees representing the asbestos creditors and W.R. Grace & Co. Under the settlement agreement, the Company will pay $115,000, without interest, upon plan confirmation (see Note 20). With the exception of the proposed $115,000 payment under the Settlement Agreement, all other matters included in the special charge have been resolved.

The other item in the table above includes accruals for operating expenses, interest, withholding tax, value added tax, legal and compliance costs, physician compensation, commissions, short-term portion of pension liabilities, bonuses and rebates, and accrued rents.

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

10. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of December 31, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2011	2010
Borrowings under lines of credit	$91,899	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	6,902	28,880
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties (see Note 4.c.)	28,013	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$126,814	$680,354

At December 31, 2010, the accounts receivable facility (the “A/R Facility”) was classified as a short-term borrowing. During the third quarter of 2011, the A/R Facility was renewed for a period of three years. As a result, the A/R Facility has been classified as long-term debt at December 31, 2011, see Note 11. As of December 31, 2011, there were outstanding borrowings of $534,500 under the A/R Facility.

Short-term Borrowings and Other Financial Liabilities

Lines of Credit

Short-term borrowings of $91,899 and $131,791 at December 31, 2011 and 2010, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2011 and 2010 were 4.88% and 4.19%, respectively.

Excluding amounts available under the Amended 2006 Senior Credit Agreement (see Note 11 below), at December 31, 2011 and 2010, the Company had $234,005 and $234,370 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Other Financial Liabilities

At December 31, 2011 and 2010, the Company had $6,902 and $28,880 of other financial liabilities which were mainly related to the Company's purchase of noncontrolling interests and to the signing of a 2008 licensing and distribution agreement.

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2011, the Company received advances ranging from €17,900 to €181,900 with interest rates ranging from 1.832% to 2.683%. During the year ended December 31, 2010, the Company received advances ranging from €10,000 to €86,547 with interest rates ranging from 0.968% to 1.879%. For further information on short-term borrowings from related party outstanding as of December 31, 2011 and 2010, see Note 4 c. Annual interest expense on the borrowings during the years presented was $2,362, $179 and $188 for the years 2011, 2010 and 2009, respectively.

Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

11. Long-term Debt and Capital Lease Obligations

As of December 31, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	2011	2010

Amended 2006 Senior Credit Agreement	$2,795,589	$2,953,890
Senior Notes	2,883,009	824,446
Euro Notes	258,780	267,240
European Investment Bank Agreements	345,764	351,686
Accounts receivable facility	534,500	-
Capital lease obligations	17,993	15,439
Other	248,952	160,957
	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
	$5,494,810	$4,309,676

The Company's long-term debt consists mainly of borrowings related to its Amended 2006 Senior Credit Agreement, its Senior Notes, its Euro Notes, borrowings under its European Investment Bank Agreements, borrowings under its A/R Facility and certain other borrowings as follows:

Amended 2006 Senior Credit Agreement

The Company, FMCH, and certain other subsidiaries of the Company that are borrowers and/or guarantors thereunder, including Fresenius Medical Care Deutschland GmbH (“D-GmbH”), entered into a $4,600,000 syndicated credit facility (the “2006 Senior Credit Agreement”) with Bank of America, N.A. (“BofA”); Deutsche Bank AG New York Branch; The Bank of Nova Scotia, Credit Suisse, Cayman Islands Branch; JPMorgan Chase Bank, National Association; and certain other lenders (collectively, the “Lenders”) on March 31, 2006 which replaced its prior credit agreement.

Since entering into the 2006 Senior Credit Agreement, the Company arranged several amendments with the Lenders and effected voluntary prepayments of the term loans, which led to a change in the total amount available under this facility. Pursuant to an amendment together with an extension arranged on September 29, 2010 the revolving facility was increased from $1,000,000 to $1,200,000 and the Term Loan A facility by $50,000 to $1,365,000 at the time of the amendment (for the December 31, 2011 balance of Term Loan A, see the table below). The maturity for both tranches was extended from March 31, 2011 to March 31, 2013. Additionally, the early repayment requirement for Term Loan B, which stipulated that Term Loan B was subject to early retirement if the Trust Preferred Securities due June 15, 2011 were not paid, refinanced or extended prior to March 1, 2011, was removed. Furthermore, the parties agreed to new limitations on dividends and other restricted payments for 2011, 2012 and 2013 (see below).

In addition, this amendment and subsequent amendments have included increases in certain types of permitted borrowings outside of the Amended 2006 Senior Credit Agreement, provide further flexibility for certain types of investments and acquisitions and included changes in the definition of the Company's Consolidated Leverage Ratio, which is used to determine the applicable margin.

As of December 31, 2011, after consideration of all amendments and repayments to date, the Amended 2006 Senior Credit Agreement consists of:

  a $1,200,000 revolving credit facility (with specified sub-facilities for letters of credit, borrowings in certain non-U.S. currencies, and swing line loans in U.S. dollars and certain non-U.S. currencies, with the total outstanding under those sub-facilities not exceeding $1,200,000) which will be due and payable on March 31, 2013.
  a term loan facility (“Term Loan A”) of $1,215,000 also scheduled to mature on March 31, 2013. Quarterly repayments of $30,000 are required at the end of each quarter with the remaining balance outstanding due on March 31, 2013.
  a term loan facility (“Term Loan B”) of $1,521,619 scheduled to mature on March 31, 2013 with 1 quarterly repayment of $4,036 followed by 4 quarterly repayments of $379,396 each due at the end of its respective quarter.

Interest on these facilities will be, at the Company's option, depending on the interest periods chosen, at a rate equal to either (i) LIBOR plus an applicable margin or (ii) the higher of (a) BofA's prime rate or (b) the U.S. Federal Funds rate plus 0.5%, plus an applicable margin.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less all cash and cash equivalents to Consolidated EBITDA (as these terms are defined in the Amended 2006 Senior Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the Amended 2006 Senior Credit Agreement will be reduced by mandatory prepayments utilizing portions of the net cash proceeds from certain sales of assets, securitization transactions other than the Company's existing A/R Facility, the issuance of subordinated debt other than certain intercompany transactions, certain issuances of equity and excess cash flow.

Obligations under the Amended 2006 Senior Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders. The Amended 2006 Senior Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which was $330,000 for 2011 and is $360,000 and $390,000 for 2012 and 2013, respectively. The Company paid dividends of $280,649 in May of 2011 which was in compliance with the restrictions set forth in the Amended 2006 Senior Credit Agreement. In default, the outstanding balance under the Amended 2006 Senior Credit Agreement becomes immediately due and payable at the option of the Lenders. As of December 31, 2011, the Company is in compliance with all covenants under the Amended 2006 Senior Credit Agreement.

The Company incurred fees of approximately $85,828 in conjunction with the 2006 Senior Credit Agreement and fees of approximately $21,115 in conjunction with the Amended 2006 Senior Credit Agreement which are being amortized over the life of this agreement.

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at December 31, 2011 and December 31, 2010:

	Maximum Amount Available December 31,		Balance Outstanding December 31,

	2011	2010	2011	2010
Revolving Credit	$1,200,000	$1,200,000	$58,970	$81,126
Term Loan A	1,215,000	1,335,000	1,215,000	1,335,000
Term Loan B	1,521,619	1,537,764	1,521,619	1,537,764
	$3,936,619	$4,072,764	$2,795,589	$2,953,890

In addition, at December 31, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of $180,766 and $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

As of December 31, 2011, the Company's Senior Notes consisted of the following:

Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$320,427
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	5.072%	$129,390
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$495,118
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$510,730
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$394,724
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$644,450
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$388,170
				$2,883,009

(1) This note carries a variable interest rate which was 5.072% at December 31, 2011.

In October 2011, €100,000 ($137,760 at date of issuance) of floating rate senior notes (“Floating Rate Senior Notes”) were issued at par. These floating rate senior notes are due October 15, 2016. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the Amended 2006 Senior Credit Agreement and for general corporate purposes.

In September 2011, $400,000 of dollar-denominated senior notes and €400,000 ($549,160 at date of issuance) of euro-denominated senior notes were issued at an issue price of 98.623%. Both the dollar- and euro-denominated senior notes have a coupon of 6.50% and a yield to maturity of 6.75% and mature on September 15, 2018. Proceeds were used for acquisitions, to refinance indebtedness outstanding under the revolving credit facility of the Amended 2006 Senior Credit Agreement and under the A/R Facility, and for general corporate purposes.

In June 2011, Fresenius Medical Care US Finance, Inc acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its $500,000 6 7/8% Senior Notes due 2017 (the “6 7/8% Senior Notes”) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6 7/8% Senior Notes have not been amended and remain in full force and effect. The 6 7/8% Notes were issued in July 2007 with a coupon of 6 7/8% at a discount, resulting in an effective interest rate of 7 1/8%.

In February 2011, $650,000 of dollar-denominated senior notes and €300,000 ($412,350 at date of issuance) of euro-denominated senior notes were issued with coupons of 5.75% and 5.25%, respectively, at an issue price of 99.060% and par, respectively. The dollar-denominated senior notes had a yield to maturity of 5.875%. Both the dollar- and euro-denominated senior notes mature on February 15, 2021. Proceeds were used to repay indebtedness outstanding under the A/R Facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under the Company's acquisition of IDC, and for general corporate purposes to support the Company's renal dialysis products and services businesses.

In January 2010, €250,000 ($353,300 at date of issuance) of senior notes was issued with a coupon of 5.50% at an issue price of 98.6636%. These senior notes had a yield to maturity of 5.75% and are due July 15, 2016. Proceeds were used to repay short-term indebtedness and for general corporate purposes.

All Senior Notes are unsecured and guaranteed on a senior basis jointly and severally by the Company and its subsidiaries, FMCH and D-GmbH. The issuers may redeem the Senior Notes (except for the Floating Rate Senior Notes) at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture. The holders have the right to request that the issuers repurchase the Senior Notes at 101% of principal plus accrued interest upon the occurrence of a change of control followed by a decline in the ratings of the respective Senior Notes.

The Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. As of December 31, 2011, the Company was in compliance with all of its covenants under the Senior Notes.

Euro Notes

In April 2009, the Company issued euro-denominated notes (“Euro Notes”) totaling €200,000 ($258,780 at December 31, 2011), which are senior, unsecured and guaranteed by FMCH and D-GmbH, consisting of 4 tranches having terms of 3.5 and 5.5 years with floating and fixed interest rate tranches. Proceeds were used to retire the Euro Notes issued in 2005. As of December 31, 2011, the Company was in compliance with all of its covenants under the Euro Notes.

European Investment Bank Agreements

The Company entered into various credit agreements with the European Investment Bank (“EIB”) in 2005, 2006 and 2009. The EIB is a not-for-profit long-term lending institution of the European Union and lends funds at favourable rates for the purpose of capital investment and R&D projects, normally for up to half of the funds required for such projects.

Borrowings under the four EIB credit facilities available at December 31, 2011 and 2010 are shown below:

		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2011	2010	2011	2010
Revolving Credit	2013	€90,000	€90,000	$115,812	$115,812
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	116,451	120,258
Loan 2009	2014	50,000	50,000	64,695	66,810
		€271,000	€271,000	$345,764	$351,686

While the EIB agreements were granted in euro, advances under the Revolving Credit, Loan 2005 and Loan 2006 could be denominated in certain foreign currencies, including U.S. dollars. As a result, the borrowings under the Revolving Credit and Loan 2005 have been drawn down in U.S. dollars, while the borrowings under Loan 2006 and Loan 2009 have been drawn down in euro. All borrowings are fully utilized as of December 31, 2011. Under the terms of the Revolving Credit Facility agreement, the Company could effect borrowings under this facility only until March 15, 2010 and could drawdown only up to €90,000 in total, which at the time of the initial borrowing equaled $115,800. Any change in the euro borrowings balances from year to year are due to fluctuations in exchange rates between the periods.

All agreements with the EIB have variable interest rates that change quarterly. The Company's U.S. dollar borrowings had an interest rate of 0.676% and the euro borrowings had interest rates of 1.565% and 3.666% at December 31, 2011 and the dollar borrowings had an interest rate of 0.432% and the euro borrowings had interest rates of 1.018% and 3.257% at December 31, 2010.

Borrowings under the 2005 and 2006 agreements are secured by bank guarantees while the 2009 agreement is guaranteed by FMCH and D-GmbH. All EIB agreements have customary covenants. As of December 31, 2011, the Company is in compliance with the respective covenants.

Accounts Receivable Facility

The Company has an asset securitization facility (the “A/R Facility”) which was most recently renewed on August 18, 2011 for a term expiring on July 31, 2014 and with the available borrowings increasing from $700,000 to $800,000. As the A/R Facility was renewed annually in the past, it has historically been classified as a short-term borrowing. Since the recent renewal extended the due date to 2014, the A/R Facility has been reclassified into long-term debt. At December 31, 2011 there are outstanding borrowings under the A/R Facility of $534,500.

Under the A/R Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the A/R Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company's Consolidated Balance Sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. The average interest rate during 2011 was 1.29%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2011 and 2010, in conjunction with certain acquisitions and investments, including the VFMCRP joint venture (see Note 3), the Company had pending payments of the purchase considerations totaling approximately $228,398 and $139,277, respectively, of which $103,828 and $119,090, respectively, was classified as the current portion of long-term debt.

Annual Payments

Aggregate annual payments applicable to the Amended 2006 Senior Credit Agreement, Senior Notes, Euro Notes, EIB agreements, capital leases, and other borrowings for the five years subsequent to December 31, 2011 are:

2012	$1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
$7,110,172

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

12.       Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company's pension plans are structured differently according to the legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees' years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has two major defined benefit plans, one funded plan in North America and an unfunded plan in Germany.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company's funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefits obligations and the return on plan assets for that year. The company's pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee's service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in North America.

Defined Benefit Pension Plans

During the first quarter of 2002, FMCH, the Company's North America subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. There was no minimum funding requirement for FMCH for the defined benefit plan in 2011. FMCH voluntarily contributed $556 during 2011. Expected funding for 2012 is $10,790.

The benefit obligation for all defined benefit plans at December 31, 2011, is $512,745 (2010: $425,472) which consists of the gross benefit obligation of $352,296 (2010: $282,792) for the North America plan, which is funded by plan assets, and the benefit obligation of $160,449 (2010: $142,680) for the German unfunded plan.

The following table shows the changes in benefit obligations, the changes in plan assets, and the funded status of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company's funded benefit plan.

	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$425,472	$386,852
Foreign currency translation	(6,207)	(8,898)
Service cost	10,625	7,982
Interest cost	24,822	22,615
Transfer of plan participants	61	181
Actuarial (gain) loss	69,769	26,655
Benefits paid	(11,797)	(9,915)
Benefit obligation at end of year	$512,745	$425,472

Change in plan assets:
Fair value of plan assets at beginning of year	$232,325	$236,633
Actual return on plan assets	(4,174)	3,191
Employer contributions	556	600
Benefits paid	(9,717)	(8,099)
Fair value of plan assets at end of year	$218,990	$232,325
Funded status at end of year	$293,755	$193,147

The Company had a pension liability of $293,755 and $193,147 at December 31, 2011 and 2010, respectively. The pension liability consists of a current portion of $3,262 (2010: $2,997) which is recognized as a current liability in the line item “accrued expenses and other current liabilities” in the balance sheet. The non-current portion of $290,493 (2010: $190,150) is recorded as non-current pension liability in the balance sheet. Approximately 84% of the beneficiaries are located in North America with the majority of the remaining 16% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans was $486,143 and $394,276 at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was $486,143 and $394,276 at December 31, 2011 and 2010, respectively; the related plan assets had a fair value of $218,990 and $232,325 at December 31, 2011 and 2010, respectively.

The pre-tax changes in the table below reflect actuarial losses (gains) in other comprehensive income relating to pension liabilities. As of December 31, 2011, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial losses (gains)
Adjustments related to pensions at January 1, 2010	$67,218
Additions	40,917
Releases	(5,313)
Foreign currency translation adjustment	50
Adjustments related to pensions at December 31, 2010	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is $17,158.

The discount rates for all plans are based upon yields of portfolios of equity and highly rated debt instruments with maturities that mirror the plan's benefit obligation. The Company's discount rate is the weighted average of these plans based upon their benefit obligations at December 31, 2011. The following weighted-average assumptions were utilized in determining benefit obligations as of December 31:

in %	2011	2010
Discount rate	5.10	5.70
Rate of compensation increase	3.69	4.00

The defined benefit pension plans' net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$10,625	$7,982	$7,500
Interest cost	24,822	22,615	21,397
Expected return on plan assets	(17,750)	(17,453)	(15,767)
Amortization of unrealized losses	8,737	5,313	4,592
Settlement loss	-	-	812
Net periodic benefit costs	$26,434	$18,457	$18,534

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2011	2010	2009
Discount rate	5.70	6.00	6.15
Expected return of plan assets	7.50	7.50	7.50
Rate of compensation increase	4.00	4.01	4.19

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2012	$14,233
2013	15,390
2014	16,786
2015	18,257
2016	19,934
2017-2021	126,553

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2011.

		Fair Value Measurements at December 31, 2011			Fair Value Measurements at December 31, 2010
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Common Stocks	$-	$-	$-	$2,565	$2,565	$-
Index Funds(1)	55,538	-	55,538	65,621	-	65,621

Fixed Income Investments
Government Securities(2)	6,612	5,025	1,587	4,479	1,967	2,512
Corporate Bonds(3)	143,782	-	143,782	152,564	-	152,564
Other Bonds(4)	483	-	483	2,442	-	2,442
U.S. Treasury Money Market Funds(5)	6,600	6,600	-	4,232	4,232	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	5,975	5,975	-	422	422	-
Total	$218,990	$17,600	$201,390	$232,325	$9,186	$223,139

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises privat placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

The methods and inputs used to measure the fair value of plan assets are as follows:

  Common stocks are valued at their market prices as of the balance sheet date.
  Index funds are valued based on market quotes.
  Government bonds are valued based on both market prices and market quotes.
  Corporate bonds and other bonds are valued based on market quotes as of the balance sheet date.
  Cash is stated at nominal value which equals the fair value.
  U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy

For the North America funded plan, the Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company's expected rate of return on pension plan assets was 7.50% for 2011.

The Company´s overall investment strategy is to achieve a mix of approximately 96% of investments for long-term growth and 4% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.

The investment policy, utilizing a revised target investment allocation of 35% equity and 65% long-term U.S. bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a policy index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Index, Russell 2000 Growth Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long Term Government Index and Barclays Capital 20 Year US Treasury Strip Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee's pay. The Company's total expense under this defined contribution plan for the years ended December 31, 2011, 2010, and 2009, was $33,741, $31,583 and $28,567, respectively.

Mandatorily Redeemable Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

13.       Mandatorily Redeemable Trust Preferred Securities

In June 2001, the Company issued Trust Preferred Securities through Fresenius Medical Care Capital Trusts IV and V, statutory trusts organized under the laws of the State of Delaware. On their redemption date of June 15, 2011, the Company redeemed these securities in the amount of $225,000 and €300,000 ($428,760 at the date of redemption), respectively, primarily with funds obtained under existing credit facilities.

The Trust Preferred Securities outstanding as of December 31, 2011 and 2010 are as follows:

				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2011	2010

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$-	$224,835
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	-	400,714
					$-	$625,549

Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

14.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2011 and December 31, 2010 the Company's potential obligations under these put options are $410,491 and $279,709, respectively, of which, at December 31, 2011, $113,794 were exercisable. In the last three fiscal years ending December 31, 2011, three puts have been exercised for a total consideration of $6,536.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Beginning balance as of January 1, 2011, 2010 and 2009	$279,709	$231,303	$162,166
Contributions to noncontrolling interests	(43,104)	(38,964)	(16,930)
Purchase/ sale of noncontrolling interests	37,786	28,969	12,548
Contributions from noncontrolling interests	7,222	5,289	5,108
Changes in fair value of noncontrolling interests	86,233	24,222	39,816
Net income	42,857	28,839	28,595
Other comprehensive income (loss)	(212)	51	-
Ending balance as of December 31, 2011, 2010 and 2009	$410,491	$279,709	$231,303

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

15.       Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of the management board and the supervisory board (see Note 4).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the management board to issue shares up to a stated amount for a period of up to five years. The nominal value of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) shares to holders of convertible bonds or other securities which grant a right to shares, (ii) shares as the consideration in a merger with another company, or (iii) shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company's issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner for their effectiveness.

Authorized Capital

By resolution of the Annual General Meeting (“AGM”) of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company's share capital until May 10, 2015 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2010/I”. Additionally, the newly issued shares may be taken up by financial institutions nominated by the General Partner with the obligation to offer them to the shareholders of the Company (indirect pre-emption rights). The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible for fractional amounts. No Authorized Capital 2010/I has been issued as of December 31, 2011.

In addition, by resolution of the AGM of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 10, 2015 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2010/II”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company's share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price in Germany of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2010/II has been issued as of December 31, 2011.

Authorized Capital 2010/I and Authorized Capital 2010/II became effective upon registration with the commercial register of the local court in Hof an der Saale on May 25, 2010.

Conditional Capital

By resolution of the Company's AGM on May 12, 2011, the Company's share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. For further information, see Note 17.

By resolution of the Company's AGM on May 9, 2006, as amended by the AGM on May 15, 2007, resolving a three-for-one share split, the Company's share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a nominal value of €1.00. This Conditional Capital increase can only be effected by the exercise of stock options under the Company's Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 17). The Company has the right to deliver ordinary shares that it owns or purchases in the market in place of increasing capital by issuing new shares.

Through the Company's other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive preference shares or, following the conversion offer in 2005, ordinary shares. At December 31, 2011, 49,090 convertible bonds or options for preference shares remained outstanding with a remaining average term of 2.8 years and 12,024,817 convertible bonds or options for ordinary shares remained outstanding with a remaining average term of 4.59 years under these programs. For the year ending December 31, 2011, 8,523 options for preference shares and 1,885,921 options for ordinary shares had been exercised under these employee participation plans (see Note 17).

As the result of the Company's three-for-one stock split for both preference and ordinary shares on June 15, 2007, and with the approval of the shareholders at the AGM on May 15, 2007, the Company's Conditional Capital was increased by $6,557 (€4,454). Conditional Capital available for all programs at December 31, 2011 is $36,659 (€28,332) which includes $15,527 (€12,000) for the 2011 SOP, $15,168 (€11,723) for the 2006 Plan and $5,964 (€4,609) for the 2001 Plan.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

If no dividends on the Company's preference shares are declared for two consecutive years after the year for which the preference shares are entitled to dividends, then the holders of such preference shares would be entitled to the same voting rights as holders of ordinary shares until all arrearages are paid. In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the Amended 2006 Senior Credit Agreement (see Note 11).

Cash dividends of $280,649 for 2010 in the amount of €0.67 per preference share and €0.65 per ordinary share were paid on May 13, 2011.

Cash dividends of $231,967 for 2009 in the amount of €0.63 per preference share and €0.61 per ordinary share were paid on May 12, 2010.

Cash dividends of $231,940 for 2008 in the amount of €0.60 per preference share and €0.58 per ordinary share were paid on May 8, 2009.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

16. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2011, 2010 and 2009:

	2011	2010	2009
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,071,154	$978,517	$891,138
less:
Dividend preference on Preference shares	110	104	107
Income available to all classes of shares	$1,071,044	$978,413	$891,031

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,012,744	296,808,978	294,418,795
Preference shares outstanding	3,961,617	3,912,348	3,842,586
Total weighted average shares outstanding	302,974,361	300,721,326	298,261,381
Potentially dilutive Ordinary shares	1,795,743	1,311,042	-
Potentially dilutive Preference shares	20,184	35,481	66,314
Total weighted average Ordinary shares outstanding assuming dilution	300,808,487	298,120,020	294,418,795
Total weighted average Preference shares outstanding assuming dilution	3,981,801	3,947,829	3,908,900

Basic income per Ordinary share	$3.54	$3.25	$2.99
Plus preference per Preference shares	0.02	0.03	0.03
Basic income per Preference share	$3.56	$3.28	$3.02

Fully diluted income per Ordinary share	$3.51	$3.24	$2.99
Plus preference per Preference shares	0.03	0.03	0.03
Fully diluted income per Preference share	$3.54	$3.27	$3.02

Stock Options	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

17. Stock Options

In connection with its equity-settled stock option programs, the Company incurred compensation expense of $29,071, $27,981 and $33,746 for the years ending December 31, 2011, 2010, and 2009, respectively. There were no capitalized compensation costs in any of the three years presented. The Company also recorded a related deferred income tax of $8,195, $8,020 and $9,740 for the years ending December 31, 2011, 2010, and 2009, respectively.

Stock Options and other Share-Based Plans

At December 31, 2011, the Company has awards outstanding under various stock-based compensation plans.

Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company's AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner's Management and Supervisory Boards, forms the Company's Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants may be granted awards, which will consist of a combination of stock options and phantom stock. Awards under the 2011 Incentive Program will be granted over a five year period and can be granted on the last Monday in July and/or the first Monday in December each year. Prior to the respective grant, the participants will be able to choose how much of the granted value is granted in the form of stock options and phantom stock in a predefined range of 75:25 to 50:50, stock options vs. phantom stock. The number of phantom shares that plan participants may choose to receive instead of stock options within the aforementioned predefined range is determined on the basis of a fair value assessment pursuant to a binomial model. With respect to grants made in July, this fair value assessment will be conducted on the day following the Company's AGM and with respect to the grants made in December, on the first Monday in October.

Members of the Management Board of the General Partner, members of the management boards of the Company's affiliated companies and the managerial staff members of the Company and of certain affiliated companies are entitled to participate in the 2011 Incentive Program. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant awards and exercise other decision making powers under the 2011 Incentive Program (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Incentive Program.

The awards under the 2011 Incentive Program are subject to a four-year vesting period. The vesting of the awards granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Incentive Program, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the Adjusted EPS during the four-year vesting period. At the end of the vesting period, one-fourth of the awards granted is forfeited for each year in which the performance target is not achieved. All awards are considered vested if the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year during the four-year vesting period. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

The 2011 Incentive Program was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00, each of which can be exercised to obtain one ordinary share. Of these twelve million shares, up to two million stock options are designated for members of the Management Board of the General Partner, up to two and a half million stock options are designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million stock options are designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession.

The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised only after a four-year vesting period. Stock options granted under the 2011 Incentive Program to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Incentive Program are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock under the 2011 Incentive Program entitles the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the closing stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will have a five-year term and can be exercised only after a four-year vesting period, beginning with the grant date. For participants who are U.S. tax payers, the phantom stock is deemed to be exercised in any event in the month of March following the end of the vesting period.

During 2011, the Company awarded 1,947,231 stock options under the 2011 Incentive Program, including 307,515 stock options granted to members of the Management Board of FMC Management AG, the Company's general partner, at an average exercise price of $67.87 (€52.45), an average fair value of $19.27 each and a total fair value of $37,525, which will be amortized over the four-year vesting period. The Company awarded 215,638 phantom shares, including 29,313 phantom shares granted to members of the Management Board of FMC Management AG, the Company's general partner, at a measurement date average fair value of $63.71 (€49.24) each and a total fair value of $13,739 as of December 31, 2011, which will be amortized over the four-year vesting period.

Incentive plan

In 2011, Management Board members were eligible for performance–related compensation that depended upon achievement of targets. The targets are measured by reference to operating profit margin, growth of group-wide after-tax earnings (EAT growth) as well as the development of free cash flow (cash flow before acquisitions), and are derived from the comparison of targeted and actually achieved current year figures. Targets are divided into Group level targets and those to be achieved in individual regions.

The bonus for fiscal year 2011 will consist proportionately of a cash component and a share-based component which will be paid in cash. Upon meeting the annual targets, the cash component will be paid after the end of 2011. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases. The amount of cash payment relating to the share-based component shall be based on the closing share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise after the three-year vesting period. The amount of the achievable bonus for each of the members of the Management Board is capped.

In 2006, Management AG adopted a three-year performance related compensation plan for fiscal years 2008, 2007 and 2006, for the members of its management board in the form of a variable bonus. A special bonus component (award) for some of the management board members consists in equal parts of cash payments and a share-based compensation based on development of the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares. The amount of the award in each case depends on the achievement of certain performance targets. The targets are measured by reference to revenue growth, operating income, consolidated net income, and cash flow development. Annual targets have been achieved and the cash portion of the award has been paid after the end of the respective fiscal year. The share-based compensation portion of the award has been granted but subject to a three-year vesting period beginning after the respective fiscal year in which the target has been met and is amortized over the same three-year vesting period. The payment of the share-based compensation portion corresponds to the share price of Fresenius Medical Care AG & Co. KGaA's ordinary shares on exercise, i.e. at the end of the vesting period, and is also made in cash. The share-based compensation is revalued each reporting period during the vesting period to reflect the market value of the stock as of the reporting date with any changes in value recorded in the reporting period. This plan was fully utilized at the end of 2011.

Share-based compensation incurred under these plans for years 2011, 2010 and 2009 was $2,306, $2,603 and $1,537, respectively.

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006

On May 9, 2006, as amended on May 15, 2007, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2006 (the “Amended 2006 Plan”) was established by resolution of the Company's AGM with a conditional capital increase up to €15,000 subject to the issue of up to fifteen million no par value bearer ordinary shares with a nominal value of €1.00 each, which can be exercised to obtain one ordinary share. Of the fifteen million ordinary shares, up to three million options were designated for members of the Management Board of the General Partner, up to three million options were designated for members of management boards of direct or indirect subsidiaries of the Company and up to nine million options were designated for managerial staff members of the Company and such subsidiaries. With respect to participants who are members of the General Partner's Management Board, the general partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the Amended 2006 Plan (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the Amended 2006 Plan.

The exercise price of options granted under the Amended 2006 Plan was the average closing price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Options granted under the Amended 2006 Plan have a seven-year term but can be exercised only after a three-year vesting period. The vesting of options granted is subject to achievement of performance targets measured over a three-year period from the grant date. For each such year, the performance target is achieved if the Company's Adjusted EPS, as calculated in accordance with the Amended 2006 Plan, increases by at least 8% year over year during the vesting period, beginning with Adjusted EPS for the year of grant as compared to Adjusted EPS for the year preceding such grant. Calculation of Adjusted EPS under the Amended 2006 Plan excluded, among other items, the costs of the transformation of the Company's legal form and the conversion of preference shares into ordinary shares. For each grant, one-third of the options granted are forfeited for each year in which EPS does not meet or exceed the 8% target. The performance targets for 2011, 2010 and 2009 were met. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the entire three-year vesting period.

During 2010, the Company awarded 2,817,879 options under the Amended 2006 Plan, including 423,300 options granted to members of the Management Board of FMC Management AG, the Company's general partner, at a weighted average exercise price of $57.07 (€42.71), a weighted average fair value of $10.47 each and a total fair value of $29,515 which will be amortized over the three year vesting period. After December 2010, no further grants were issued under the Amended 2006 Plan.

During 2009, the Company awarded 2,585,196 options under the Amended 2006 Plan, including 348,600 options granted to members of the Management Board of FMC Management AG, the Company's general partner, at a weighted average exercise price of $46.22 (€32.08), a weighted average fair value of $10.95 each and a total fair value of $28,318 which will be amortized over the three year vesting period.

Options granted under the Amended 2006 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the Amended 2006 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or otherwise disposed of.

Fresenius Medical Care 2001 International Stock Option Plan

Under the Fresenius Medical Care 2001 International Stock Incentive Plan (the “2001 Plan”), options in the form of convertible bonds with a principal of up to €10,240 were issued to the members of the Management Board and other employees of the Company representing grants for up to 4 million non-voting preference shares. The convertible bonds originally had a par value of €2.56 and bear interest at a rate of 5.5%. In connection with the share split effected in 2007, the principal amount was adjusted in the same proportion as the share capital out of the capital increase and the par value of the convertible bonds was adjusted to €0.85 without affecting the interest rate. Except for the members of the Management Board, eligible employees may purchase the bonds by issuing a non-recourse note with terms corresponding to the terms of and secured by the bond. The Company has the right to offset its obligation on a bond against the employee's obligation on the related note; therefore, the convertible bond obligations and employee note receivables represent stock options issued by the Company and are not reflected in the Consolidated Financial Statements. The options expire ten years from issuance and can be exercised beginning two, three or four years after issuance. Compensation costs related to awards granted under this plan are amortized on a straight-line basis over the vesting period for each separately vesting portion of the awards. Bonds issued to Management Board members who did not issue a note to the Company are recognized as a liability on the Company's balance sheet. All awards granted under this plan are fully vested.

Upon issuance of the option, the employees had the right to choose options with or without a stock price target. The exercise price of options subject to a stock price target corresponds to the stock exchange quoted price of the preference shares upon the first time the stock exchange quoted price exceeds the initial value by at least 25%. The initial value (“Initial Value”) is the average price of the preference shares during the last 30 trading days prior to the date of grant. In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee elected options subject to the stock price target. The exercise price of the options without a stock price target is the Initial Value. Each option entitles the holder thereof, upon payment of the respective conversion price, to acquire one preference share. Effective May 2006, no further grants can be issued under the 2001 Plan and no options were granted under the 2001 Plan after 2005.

Other stock option plans

On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.

At December 31, 2011, the Management Board members of the General Partner held 2,354,875 stock options for ordinary shares and employees of the Company held 9,669,942 stock options for ordinary shares and 49,090 stock options for preference shares, under the various stock-based compensation plans of the Company.

At December 31, 2011, the Management Board members of the General Partner held 29,313 phantom shares and employees of the Company held 186,149 phantom shares under the 2011 Incentive Plan.

The Table below provides reconciliations for stock options outstanding at December 31, 2011, as compared to December 31, 2010.

		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2010	12,152	33.78	43.71
Granted	1,947	52.45	67.87
Exercised	1,886	30.87	39.94
Forfeited	188	34.93	45.20
Balance at December 31, 2011	12,025	37.24	48.18

Stock options for preference shares
Balance at December 31, 2010	59	19.19	24.83
Exercised	9	22.52	29.14
Forfeited	1	18.21	23.56
Balance at December 31, 2011	49	18.64	24.12

The following table provides a summary of fully vested options outstanding and exercisable for both preference and ordinary shares at December 31, 2011:

Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	49	2.80	18.64	24.11	1,189	1,538
Options for ordinary shares	4,767	2.79	30.57	39.56	104,520	135,238

At December 31, 2011, there was $51,096 of total unrecognized compensation costs related to non-vested options granted under all plans. These costs are expected to be recognized over a weighted-average period of 1.9 years.

During the years ended December 31, 2011, 2010, and 2009, the Company received cash of $81,883, $96,204 and $64,271, respectively, from the exercise of stock options (see Note 15). The intrinsic value of options exercised for the twelve-month periods ending December 31, 2011, 2010, and 2009 was $50,687, $50,921 and $28,170, respectively. The Company recorded a related tax benefit of $13,010, $13,313 and $8,123 for the years ending December 31, 2011, 2010, and 2009, respectively.

Fair Value Information

The Company used a binomial option-pricing model in determining the fair value of the awards under the 2011 SOP and the 2006 Plan. Option valuation models require the input of subjective assumptions including expected stock price volatility. The Company's assumptions are based upon its past experiences, market trends and the experiences of other entities of the same size and in similar industries. Expected volatility is based on historical volatility of the Company's shares. To incorporate the effects of expected early exercise in the model, an early exercise of vested options was assumed as soon as the share price exceeds 155% of the exercise price. The Company's stock options have characteristics that vary significantly from traded options and changes in subjective assumptions can materially affect the fair value of the option. The assumptions used to determine the fair value of the 2011 and 2010 grants are as follows:

	2011	2010

Expected dividend yield	1.62%	1.98%
Risk-free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8 years	7 years
Weighted average exercise price (in €)	52.45	42.71
Weighted average exercise price (in US-$)	67.87	57.07

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

18.       Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2011	2010	2009
Germany	$344,267	$303,954	$296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
	$1,778,359	$1,643,741	$1,455,633

Income tax expense (benefit) for the years ended December 31, 2011, 2010, and 2009, consisted of the following:

	2011	2010	2009
Current:
Germany	$67,484	$100,635	$68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
	452,205	557,580	468,267

Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
	148,892	20,765	22,146
	$601,097	$578,345	$490,413

In 2011, 2010 and 2009, the Company is subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable and a trade tax rate of 12.64%, 12.88% and 13.30% for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the effective trade tax rate on income before income taxes. The respective combined tax rates are 28.46%, 28.71% and 29.13% for the fiscal years ended December 31, 2011, 2010, and 2009, respectively.

	2011	2010	2009

Expected corporate income tax expense	$506,121	$471,836	$423,953
Tax free income	(38,926)	(24,088)	(33,284)
Income from at equity investments	(6,883)	(550)	-
Tax rate differentials	140,079	118,495	96,237
Non-deductible expenses	4,536	6,934	3,947
Taxes for prior years	144	11,994	6,663
Change in valuation allowance	5,544	(2,259)	8,950
Noncontrolling partnership interests	(31,300)	(26,870)	(26,876)
Other	21,782	22,853	10,823
Actual income tax expense	$601,097	$578,345	$490,413
Effective tax rate	33.8%	35.2%	33.7%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2011 and 2010, are presented below:

	2011	2010
Deferred tax assets:
Accounts receivable	$5,943	$28,538
Inventory	42,824	35,172
Property, plant and equipment, intangible and other non current assets	70,652	79,244
Accrued expenses and other liabilities	265,624	257,957
Pensions	87,248	52,773
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	$660,526	$643,786
Less: valuation allowance	(80,418)	(71,799)
Net deferred tax assets	$580,108	$571,987

Deferred tax liabilities:
Accounts receivable	$25,937	$12,549
Inventory	10,899	7,730
Property, plant and equipment, intangible and other non current assets	616,430	522,907
Accrued expenses and other liabilities	24,582	32,747
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	$(200,847)	$(85,915)

The valuation allowance increased by $8,619 in 2011 and by $8,302 in 2010.

The expiration of net operating losses is as follows:

2012	$24,916
2013	14,363
2014	22,917
2015	18,527
2016	41,705
2017	19,262
2018	17,872
2019	13,167
2020	5,049
2021 and thereafter	4,746
Without expiration date	111,705
Total	$294,229

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized or whether deferred tax liabilities will be reversed. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011.

The Company provides for income taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2011, the Company provided for $12,853 of deferred tax liabilities associated with earnings that are likely to be distributed in 2012 and the following years. Provision has not been made for additional taxes on $4,289,651 undistributed earnings of foreign subsidiaries as these earnings are considered permanently reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practical. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approx 1.4 percent on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2002 until 2005 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. All proposed adjustments are deemed immaterial. In the fourth quarter of 2011 the tax audit for the years 2006 through 2009 was started. Fiscal years 2010 and 2011 are open to audit.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company filed a complaint with the appropriate German court to challenge the tax authority's decision. In January 2011, the Company reached an agreement with the tax authorities. The additional benefit related to the agreement has been recognized in the financial statements in 2011.

In the U.S., the Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved the right to continue to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, we filed a complaint for a complete refund in the United States District Court for the District of Massachusetts, styled as FMCH v. United States. The court has denied motions for summary judgment by both parties and the litigation is proceeding towards trial. The unrecognized tax benefit relating to these deductions is included in the total unrecognized tax benefit noted below.

The IRS tax audits of FMCH for the years 2002 through 2008 have been completed. On January 23, 2012, the Company executed a closing agreement with the IRS with respect to the 2007-2008 tax audit. The agreement reflected a full allowance of interest deductions on intercompany mandatorily redeemable preferred shares for the 2007-2008 tax years. The agreement evidenced a revocation by the IRS in December of 2011 of an initial disallowance of the deductions on mandatorily redeemable shares for the 2007-2008 tax years that was reflected in an IRS examination report issued on November 21, 2011. The Company also protested the IRS's disallowance of interest deductions associated with mandatorily redeemable shares for the years 2002-2006. Although the Company's protests remain pending before IRS Appeals, the IRS has advised the Company that it will withdraw its disallowance of, and will accordingly permit the deductions associated with, mandatorily redeemable shares for the years 2002-2006. During the IRS tax audit for 2007-2008, the IRS proposed other adjustments which have been recognized in the financial statements

In the U.S., fiscal years 2009, 2010 and 2011 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2011	2010	2009

Balance at January 1, 2011	$375,900	$410,016	$379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)	-
Foreign currency translation	14,207	(14,518)	(14,221)
Balance at December 31, 2011	$184,829	$375,900	$410,016

Included in the balance at December 31, 2011 are $162,010 of unrecognized tax benefits which would affect the effective tax rate if recognized. As a result of the settlement agreement for 1997 noted above, the Company reduced the unrecognized tax benefits at December 31, 2011 by $205,781 and a portion of the reduction was realized as an additional tax benefit in 2011. The Company estimates that the uncertain tax benefit at December 31, 2011 will be reduced by approximately $13,000, due to expected settlements with tax authorities. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the year ended December 31, 2011 the Company recognized $2,525 in interest and penalties. The Company had a total accrual of $60,705 of tax related interest and penalties at December 31, 2011.

Operating Leases	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

19.       Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2039. Rental expense recorded for operating leases for the years ended December 31, 2011, 2010 and 2009 was $601,070, $563,182 and $532,465, respectively. For information regarding intercompany operating leases, see Note 4 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2011 and thereafter are:

2012	$510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
2,707,027

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. Baxter appealed the Board's ruling to the Federal Circuit.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit. On February 13, 2012, the Federal Circuit affirmed the District Court's non-infringement verdict.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. Although the Company cannot provide any assurance of the outcome, the Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by constructively discharging her from employment. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of the defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. FMCH has filed a motion to dismiss the complaint. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH is cooperating fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the OIG that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company is cooperating in the investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. The court has denied motions for summary judgment by both parties and the litigation is proceeding towards trial.

The IRS tax audits of FMCH for the years 2002 through 2008 have been completed. On January 23, 2012, the Company executed a closing agreement with the IRS with respect to the 2007-2008 tax audit. The agreement reflected a full allowance of interest deductions on intercompany mandatorily redeemable preferred shares for the 2007-2008 tax years. The agreement evidenced a revocation by the IRS in December of 2011 of an initial disallowance of the deductions on mandatorily redeemable shares for the 2007-2008 tax years that was reflected in an IRS examination report issued on November 21, 2011. The Company also protested the IRS's disallowance of interest deductions associated with mandatorily redeemable shares for the years 2002-2006. Although the Company's protests remain pending before IRS Appeals, the IRS has advised the Company that it will withdraw from its disallowance of, and will accordingly permit the deductions associated with, mandatorily redeemable shares for the years 2002-2006. During the tax audit for 2007-2008, the IRS proposed other adjustments which have been recognized in the financial statements.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of their audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authorities' decision. In January 2011, the Company reached an agreement with the tax authorities. The additional benefit related to the agreement has been recognized in the financial statements in 2011.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws, and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

21. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public healthcare organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at December 31, 2011, and December 31, 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$457,292	$457,292	$522,870	$522,870
Accounts Receivable	2,909,326	2,909,326	2,687,234	2,687,234
Long-term Notes Receivable	234,490	233,514	-	-

Liabilities
Accounts payable	652,649	652,649	542,524	542,524
Short-term borrowings(1)	98,801	98,801	670,671	670,671
Short-term borrowings from related parties	28,013	28,013	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	1,147,209	1,147,209	528,082	528,082
Amended 2006 Senior Credit Agreement	2,795,589	2,774,951	2,953,890	2,937,504
Senior Notes	2,883,009	2,989,307	824,446	880,366
Euro Notes	258,780	265,655	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	410,491	410,491	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of December 31, 2011. At December 31, 2011, there were borrowings of $534,500 under the A/R Facility.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 11.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 14 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of December 31, 2011 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $1,278,764 and $1,026,937 at December 31, 2011 and December 31, 2010, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $2,149,440 and $1,607,312 at December 31, 2011 and December 31, 2010, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate and in anticipation of future debt issuances, including the issuance of senior notes in January 2012 (see Note 2). The U.S. dollar-denominated interest rate swap agreements, all of which expire at various dates in 2012, bear an average interest rate of 3.55%. The euro-denominated interest rate swaps expire in 2012 and 2016 and have an interest rate of 2.27%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of December 31, 2011 and December 31, 2010, the notional amounts of the U.S. dollar-denominated interest rate swaps in place were $2,650,000 and $3,175,000, respectively. As of December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €200,000 ($258,780 as of December 31, 2011). Simultaneously with the issuance of senior notes, interest rate swaps of $1,500,000 and €100,000 were terminated as planned and the fair value was settled in January 2012.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at December 31, 2011 and December 31, 2010.

	December 31, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	4,117	(24,908)	3,703	(51,816)
Interest rate contracts	-	(130,579)	-	(51,604)
Non-current
Foreign exchange contracts	742	(3,706)	810	(486)
Interest rate contracts	-	(1,076)	-	(73,221)
Total	$4,859	$(160,269)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	56,760	(37,242)	3,517	(20,751)

Non-current
Foreign exchange contracts	1,382	(1,459)	509	(213)
Total	$58,142	$(38,701)	$4,026	$(20,964)

(1) As of December 31, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(80,678)	$(18,708)	Interest income/expense	5,946	-
Foreign exchange contracts	(23,452)	3,046	Costs of Revenue	$(4,262)	$7,553

	$(104,130)	$(15,662)		$1,684	$7,553

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(76,496)	$72,454
	Interest income/expense	6,598	(8,622)

		$(69,898)	$63,832

For foreign exchange derivatives, the Company expects to recognize $10,857 of losses deferred in accumulated other comprehensive income at December 31, 2011, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $29,654 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at December 31, 2011 of expected additional interest payments resulting from interest rate swaps.

As of December 31, 2011, the Company had foreign exchange derivatives with maturities of up to 47 months and interest rate swaps with maturities of up to 58 months.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

22.        Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2011, 2010, and 2009 are as follows:

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
		Tax			Tax			Tax
	Pretax	Effect	Net	Pretax	Effect	Net	Pretax	Effect	Net
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(104,130)	41,825	(62,305)	(15,662)	2,241	(13,421)	36,053	(16,419)	19,634
Reclassification adjustments	1,684	(796)	888	7,553	(1,928)	5,625	(5,971)	1,375	(4,596)
Total other comprehensive income (loss) relating to cash flow hedges:	(102,446)	41,029	(61,417)	(8,109)	313	(7,796)	30,082	(15,044)	15,038
Foreign-currency translation adjustment	(181,234)	-	(181,234)	(110,888)	-	(110,888)	82,545	-	82,545
Adjustments related to pension obligations	(81,906)	31,588	(50,318)	(35,654)	12,508	(23,146)	9,708	(3,927)	5,781
Other comprehensive income (loss)	$(365,586)	$72,617	$(292,969)	$(154,651)	$12,821	$(141,830)	$122,335	$(18,971)	$103,364

Business Segment Information	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

23. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. This presentation is a change from prior periods, when these services were managed within the operating segment by each region. The business segment information in the following table has been adjusted accordingly with the exception of segment assets in prior periods. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the twelve-month periods ended December 31, 2011, 2010 and 2009 is set forth below.

	North America	International	Segment Total	Corporate	Total
2011

Net revenue external customers	$8,150,017	$4,627,950	$12,777,967	$17,093	$12,795,060
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	8,159,213	4,627,950	12,787,163	7,897	12,795,060
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(1)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (2)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	8,135,156	3,923,301	12,058,457	(4,967)	12,053,490
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (3)	448,327	559,774	1,008,101	279,866	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	-	2,752	(2,752)	-
Revenue	7,614,252	3,635,373	11,249,625	(2,148)	11,247,477
Depreciation and amortization	(233,094)	(129,461)	(362,555)	(94,530)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Income (loss) from equity method investees	4,383	151	4,534	-	4,534
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	25,578	5,795	31,373	-	31,373
Capital expenditures, acquisitions and investments (4)	335,857	264,746	600,603	161,116	761,719

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(3) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(4) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2011
Net revenue	$425,507	$8,150,017	$4,219,536	$12,795,060
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580

2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473

Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

24. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	2011	2010	2009
Supplementary cash flow information:
Cash paid for interest	$259,835	$264,525	$332,731
Cash paid for income taxes(1)	$455,805	$520,766	$425,945
Cash inflow for income taxes from stock option exercises	$13,010	$13,313	$8,123

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(1,684,630)	$(668,198)	$(241,745)
Liabilities assumed	215,253	102,698	20,574
Noncontrolling interest subject to put provisions	26,684	-	-
Noncontrolling interest	20,983	36,141	35,448
Notes assumed in connection with acquisition	20,016	31,666	4,151
Cash paid	(1,401,694)	(497,693)	(181,572)
Less cash acquired	47,461	16,318	7,059
Net cash paid for acquisitions	$(1,354,233)	$(481,375)	$(174,513)
(1) Net of tax refund

Supplemental Condensed Combining Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

25. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 11) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% Senior Notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 11. The financial statements in this report present the financial condition of the Company on a consolidated basis as of December 31, 2011 and December 31, 2010 and its results of operations and cash flows for the twelve-month periods ended December 31, 2011, 2010 and 2009. The following combining financial information for the Company is as of December 31, 2011 and December 31, 2010 and for the twelve-month periods ended December 31, 2011, 2010 and 2009, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,931,016	$-	$13,723,111	$(2,859,067)	$12,795,060
Cost of revenue	-	-	1,210,733	-	9,876,457	(2,812,831)	8,274,359
Gross profit	-	-	720,283	-	3,846,654	(46,236)	4,520,701
Operating expenses (income):
Selling, general and administrative	1	158,222	208,022	67,587	1,979,854	(78,711)	2,334,975
Research and development	-	-	68,876	-	41,958	-	110,834
Operating (loss) income	(1)	(158,222)	443,385	(67,587)	1,824,842	32,475	2,074,892
Other (income) expense:
Interest, net	(5,351)	90,148	6,867	82,205	140,567	(17,903)	296,533
Other, net	-	(1,379,577)	297,281	(724,492)	-	1,806,788	-
Income (loss) before income taxes	5,350	1,131,207	139,237	574,700	1,684,275	(1,756,410)	1,778,359
Income tax expense (benefit)	2,016	60,053	124,322	(59,093)	685,166	(211,367)	601,097
Net Income (loss)	3,334	1,071,154	14,915	633,793	999,109	(1,545,043)	1,177,262
Net Income attributable to noncontrolling interests	-	-	-	-	-	106,108	106,108
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,651,151)	$1,071,154

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net Income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net Income attributable to noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,545,043)	$1,177,262
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(872,048)	-	(724,492)	-	1,596,540	-
Depreciation and amortization	-	858	49,207	5,768	514,843	(13,393)	557,283
Change in deferred taxes, net	-	12,593	2,724	-	138,871	(6,734)	147,454
(Gain) loss on sale of fixed assets and investments	-	(10)	(184)	-	(8,791)	-	(8,985)
(Gain) loss on investments	-	31,502	186	-	-	(31,688)	-
(Write Up) write-off loans from related parties	-	44,807	-	-	-	(44,807)	-
Compensation expense related to stock options	-	29,071	-	-	-	-	29,071
Cash outflow from hedging	-	-	-	-	(58,113)	-	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,401)	-	(239,393)	-	(252,794)
Inventories	-	-	(47,022)	-	(135,071)	30,203	(151,890)
Prepaid expenses and other current and non-current assets	-	(133,691)	(3,048)	86,497	(99,802)	(46)	(150,090)
Accounts receivable from / payable to related parties	(12,372)	(1,183,881)	(51,617)	54,300	1,239,464	(62,058)	(16,164)
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(40,619)	28,385	79	131,427	(641)	132,406
Income tax payable	2,016	80,461	-	(59,093)	(509)	18,167	41,042
Net cash provided by (used in) operating activities	6,753	(959,803)	(19,855)	(3,148)	2,482,035	(59,500)	1,446,482

Investing Activities:
Purchases of property, plant and equipment	-	(221)	(54,545)	-	(569,645)	26,556	(597,855)
Proceeds from sale of property, plant and equipment	-	-	775	-	26,550	-	27,325
Disbursement of loans to related parties	-	1,571,874	200	(1,118,399)	-	(453,675)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(148,331)	(4,554)	-	(2,529,849)	897,405	(1,785,329)
Proceeds from divestitures	-	-	418	-	9,990	(418)	9,990
Net cash provided by (used in) investing activities	-	1,423,322	(57,706)	(1,118,399)	(3,062,954)	469,868	(2,345,869)

Financing Activities:
Short-term borrowings, net	-	26,284	77,481	(298)	(142,444)	-	(38,977)
Long-term debt and capital lease obligations, net	(64,252)	(221,594)	-	433,455	1,147,586	453,675	1,748,870
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	24,500	-	24,500
Proceeds from exercise of stock options	-	81,883	-	-	13,010	-	94,893
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	151,097	(896,987)	-
Distributions to noncontrolling interest	-	-	-	-	(129,542)	-	(129,542)
Contributions from noncontrolling interest	-	-	-	-	27,824	-	27,824
Net cash provided by (used in) financing activities	(6,752)	(394,076)	77,481	1,121,547	438,293	(443,334)	793,159

Effect of exchange rate changes on cash and cash equivalents	-	(216,618)	(1)	-	257,247	22	40,650
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(147,175)	(81)	-	114,621	(32,944)	(65,578)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$1	$2	$144	$-	$457,145	$-	$457,292

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$492	$978,517	$31,136	$617,840	$891,882	$(1,454,471)	$1,065,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(683,735)	-	(664,020)	-	1,347,755	-
Depreciation and amortization	-	1,452	47,161	888	476,647	(22,924)	503,224
Change in deferred taxes, net	-	(9,645)	(2,636)	-	30,710	(3,742)	14,687
(Gain) loss on sale of fixed assets and investments	-	(18)	155	-	(6,653)	-	(6,516)
(Gain) loss on investments	-	883	28	-	225	(1,136)	-
Compensation expense related to stock options	-	27,981	-	-	-	-	27,981
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,037)	-	(289,237)	-	(300,274)
Inventories	-	-	6,063	-	7,082	5,181	18,326
Prepaid expenses and other current and non-current assets	-	(355)	804	10,725	(70,862)	(617)	(60,305)
Accounts receivable from / payable to related parties	30	76,758	105,072	34,394	(314,497)	89,204	(9,039)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	31,784	22,268	1,263	64,804	4,166	124,279
Income tax payable	(6)	24,179	-	(30,025)	(21,201)	17,419	(9,634)
Net cash provided by (used in) operating activities	510	447,801	199,014	(28,935)	768,900	(19,165)	1,368,125

Investing Activities:
Purchases of property, plant and equipment	-	(340)	(31,749)	-	(522,514)	30,974	(523,629)
Proceeds from sale of property, plant and equipment	-	30	1,099	-	14,979	-	16,108
Disbursement of loans to related parties	-	227,151	180	314,665	(327,045)	(214,951)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(273,710)	(19,881)	-	(614,049)	143,302	(764,338)
Proceeds from divestitures	-	132,823	-	-	14,245	(233)	146,835
Net cash provided by (used in) investing activities	-	85,954	(50,351)	314,665	(1,434,384)	(40,908)	(1,125,024)

Financing Activities:
Short-term borrowings, net	-	-	(148,617)	-	171,078	-	22,461
Long-term debt and capital lease obligations, net	-	(146,443)	-	(285,730)	91,627	214,951	(125,595)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	296,000	-	296,000
Proceeds from exercise of stock options	-	96,204	-	-	13,314	-	109,518
Dividends paid	(495)	(231,967)	-	-	(6,193)	6,688	(231,967)
Capital increase (decrease)	-	-	-	-	143,069	(143,069)	-
Distributions to noncontrolling interest	-	-	-	-	(111,550)	-	(111,550)
Contributions from noncontrolling interest	-	-	-	-	26,416	-	26,416
Net cash provided by (used in) financing activities	(495)	(282,206)	(148,617)	(285,730)	623,761	78,570	(14,717)

Effect of exchange rate changes on cash and cash equivalents	-	(104,396)	(15)	-	97,624	48	(6,739)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	147,153	31	-	55,901	18,545	221,645
Cash and cash equivalents at beginning of period	108	24	194	-	286,500	14,399	301,225
Cash and cash equivalents at end of period	$123	$147,177	$225	$-	$342,401	$32,944	$522,870

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$495	$891,138	$3,305	$538,232	$774,469	$(1,242,419)	$965,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(635,395)	-	(560,286)	-	1,195,681	-
Depreciation and amortization	-	1,470	38,029	888	439,196	(22,498)	457,085
Change in deferred taxes, net	-	23,191	4,707	-	(15,491)	9,595	22,002
Loss (gain) on sale of fixed assets and investments	-	-	411	-	(353)	-	58
Loss (gain) on investments	-	7,063	-	-	-	(7,063)	-
(Write Up) write-off loans from related parties	-	50	-	-	-	(50)	-
Compensation expense related to stock options	-	33,746	-	-	-	-	33,746
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,874)	-	(28,120)	-	(41,994)
Inventories	-	-	(27,435)	-	(49,213)	(12,285)	(88,933)
Prepaid expenses and other current and non-current assets	-	(37,138)	9,921	(18,344)	(93,440)	(8,104)	(147,105)
Accounts receivable from / payable to related parties	208	(388,546)	7,308	39,091	256,906	79,315	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	(15)	16,210	12,731	(1,149)	38,065	5,250	71,092
Income tax payable	(160)	(23,961)	-	(14,338)	71,931	39,692	73,164
Net cash provided by (used in) operating activities	528	(112,172)	35,103	(15,906)	1,393,950	37,114	1,338,617

Investing Activities:
Purchases of property, plant and equipment	-	(152)	(65,684)	-	(537,167)	29,397	(573,606)
Proceeds from sale of property, plant and equipment	-	-	731	-	10,999	-	11,730
Disbursement of loans to related parties	-	(7,270)	178	17,240	-	(10,148)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,841)	(1,900)	-	(185,878)	11,506	(188,113)
Proceeds from divestitures	-	13,380	-	-	1,965	36,620	51,965
Net cash provided by (used in) investing activities	-	(5,883)	(66,675)	17,240	(710,081)	67,375	(698,024)

Financing Activities:
Short-term borrowings, net	-	(95,795)	31,716	-	10,943	(108,439)	(161,575)
Long-term debt and capital lease obligations, net	-	396,013	-	(1,334)	(261,528)	10,148	143,299
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(325,000)	-	(325,000)
Proceeds from exercise of stock options	-	64,271	-	-	8,123	-	72,394
Dividends paid	(443)	(231,940)	-	-	(5,321)	5,764	(231,940)
Capital increase (decrease)	-	-	-	-	(1,874)	1,874	-
Distributions to noncontrolling interest	-	-	-	-	(68,004)	-	(68,004)
Contributions from noncontrolling interest	-	-	-	-	12,699	-	12,699
Net cash provided by (used in) financing activities	(443)	132,549	31,716	(1,334)	(629,962)	(90,653)	(558,127)

Effect of exchange rate changes on cash and cash equivalents	-	(14,470)	6	-	11,590	49	(2,825)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	85	24	150	-	65,497	13,885	79,641
Cash and cash equivalents at beginning of period	23	-	44	-	221,003	514	221,584
Cash and cash equivalents at end of period	$108	$24	$194	$-	$286,500	$14,399	$301,225

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,587,720	$-	$12,744,881	$(2,279,111)	$12,053,490
Cost of revenue	-	-	1,022,617	-	9,148,969	(2,262,817)	7,908,769
Gross profit	-	-	565,103	-	3,595,912	(16,294)	4,144,721
Operating expenses (income):
Selling, general and administrative	31	113,176	158,538	20,158	1,843,241	(10,760)	2,124,384
Research and development	-	-	62,435	-	34,097	-	96,532
Operating (loss) income	(31)	(113,176)	344,130	(20,158)	1,718,574	(5,534)	1,923,805
Other (income) expense:
Interest, net	(719)	39,113	2,388	56,047	191,638	(8,403)	280,064
Other, net	-	(1,200,299)	210,649	(664,020)	-	1,653,670	-
Income (loss) before income taxes	688	1,048,010	131,093	587,815	1,526,936	(1,650,801)	1,643,741
Income tax expense (benefit)	196	69,493	99,957	(30,025)	635,054	(196,330)	578,345
Net Income (loss)	492	978,517	31,136	617,840	891,882	(1,454,471)	1,065,396
Net Income attributable to noncontrolling interests	-	-	-	-	-	86,879	86,879
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$492	$978,517	$31,136	$617,840	$891,882	$(1,541,350)	$978,517

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Other Assets and Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]

26. Other Assets and Notes Receivables

During the first quarter of 2011, the Company loaned $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., a provider of dialysis services, which included a $60,000 conversion right for a 49% minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. The remaining loan is classified within “Other assets and Notes Receivables” in the balance sheet and the participation received resulting from the exercise of the conversion right is classified within “Investment in equity method investees.” Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage Partners LLC and Liberty Dialysis, Inc. On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc, the owner of all of the business of Liberty Dialysis and owner of the remaining 51% stake in Renal Advantage, Inc. See Note 3.

The Company and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Principles of Consolidation

a) Principles of Consolidation

The consolidated financial statements include all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds less than 50% ownership. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. They generated approximately $195,296, $132,697 and $112,573 in revenue in 2011, 2010, and 2009, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $147,900 and $110,600 in 2011 and 2010, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2011 and 2010:

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.
Allowance for Doubtful Accounts

  Allowance for Doubtful Accounts

  Estimates for the allowances for accounts receivable from the dialysis care business are based mainly on past collection history. Specifically, the allowances for the North America services division are based on an analysis of collection experience, recognizing the differences between payors and aging of accounts receivable. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances. The allowances in the International Segment and the products business are based on estimates and consider various factors, including aging, debtor and past collection history.

Inventories

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 5). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

Property, Plant and Equipment

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 7). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 50 years for buildings and improvements with a weighted average life of 12 years and 2 to 15 years for machinery and equipment with a weighted average life of 9 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2011, 2010, and 2009 was $3,784, $5,918 and $10,395, respectively.

Intangible Assets and Goodwill

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in an acquisition method business combination are recognized and reported apart from goodwill (see Note 8).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their average useful life of 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their average useful life of 11 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. A reporting unit is usually defined one level below the segment level based on regions or legal entities. In prior years, two reporting units were identified in the North America segment. In 2011, the segment was realigned to run on a consolidated basis and as a result, for 2011, only one reporting unit was identified in the North America segment. The International segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the discounted future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 6.27% for 2011. The basic rate is then adjusted by a country-specific risk rate within each reporting unit. In 2011, WACCs for the reporting units ranged from 6.27% to 12.73%.

  In the case that the fair value of the reporting unit is less than its book value, a second step is performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the book value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

Derivative Financial Instruments

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 21). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings. The effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion of cash flow hedges is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

Foreign Currency Translation

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

Revenue Recognition Policy

  Revenue Recognition Policy

  Dialysis care revenues are recognized on the date services and related products are provided and the payor is obligated to pay at amounts estimated to be receivable under reimbursement arrangements with third party payors. Medicare and Medicaid in North America and programs involving other government payors in the International Segment are billed at pre-determined rates per treatment that are established by statute or regulation. Most non-governmental payors are billed at our standard rates for services net of contractual allowances to reflect the estimated amounts to be receivable under reimbursement arrangements with these payors.

  Dialysis product revenues are recognized when title to the product passes to the customers either at the time of shipment, upon receipt by the customer or upon any other terms that clearly define passage of title. As product returns are not typical, no return allowances are established. In the event a return is required, the appropriate reductions to sales, accounts receivables and cost of sales are made. Sales are stated net of discounts and rebates.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain other sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

Research and Development expenses	Research and Development expenses Research and development expenses are expensed as incurred.
Income Taxes

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The recognition of deferred tax assets from net operating losses and their utilization is based on the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 18).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

Impairment

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1f) above.

Debt Issuance Costs	Debt Issuance Costs Costs related to the issuance of debt are amortized over the term of the related obligation (see Note 11).
Self-Insurance Programs

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

Concentration of Risk

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 30%, 32% and 33% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2011, 2010, and 2009, respectively.

  See Note 5 for concentration of supplier risks.

Legal Contingencies

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 20). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

Earnings per Ordinary share and Preference share

  Earnings per Ordinary Share and Preference Share

  Basic earnings per ordinary share and basic earnings per preference share for all years presented have been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Basic earnings per preference share is derived by adding the preference dividend per preference share to the basic earnings per share. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 17), are potentially dilutive equity instruments.

Employee Benefit Plans

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between plan assets at fair value and the benefit obligation, as a liability. Changes in the funded status of a plan, net of tax, resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

Recent Pronouncements

  Recent Pronouncements

Recently Issued Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The amendments require healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts must be reclassified from an operating expense to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

For public entities, the disclosures required under ASU 2011-07 are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations should be applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012. Had the Company adopted ASU 2011-07 as of January 1, 2011, this would have resulted in a reduction of its 2011 revenue by approximately $224,000 with a corresponding reduction to the SG&A expense. At December 31, 2012, the Company will restate its 2011 Revenue to $12,571,060 and its SG&A expense to $2,141,934 to reflect the retrospective adoption of this Standard in 2012.

In December 2011, the FASB issued Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This amendment requires disclosing and reconciling gross and net amounts for financial instruments that are offset in the balance sheet, and amounts for financial instruments that are subject to master netting arrangements and other similar clearing and repurchase arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact of AUS 2011-11 on its consolidated financial statements.

The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2010
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block

	2011	2010
Trade accounts receivable, net	$73,172	$60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets & other non-current assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Non-current loans to related parties	13,000	12,998
Equity	55,053	54,870

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	2011	2010
Raw materials and purchased components	$163,030	$158,163
Work in process	60,128	56,345
Finished goods	610,569	475,641
Healthcare supplies	133,769	118,948
Inventories	$967,496	$809,097

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2011	2010

Rebates	$185,152	$165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$1,035,366	$783,231

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment (Tables) [Abstract]
Property, Plant and Equipment

7.       Property, Plant and Equipment

As of December 31, 2011 and 2010, property, plant and equipment consisted of the following:

	2011	2010
Land and improvements	$53,147	$50,505
Buildings and improvements	1,975,839	1,856,968
Machinery and equipment	3,060,132	2,893,643
Machinery, equipment and rental equipment under capitalized leases	36,450	28,406
Construction in progress	275,006	238,812
	5,400,574	5,068,334
Accumulated depreciation	(2,770,873)	(2,541,042)
Property, plant and equipment, net	$2,629,701	$2,527,292

Depreciation expense for property, plant and equipment amounted to $479,438, $432,930 and $396,860 for the years ended December 31, 2011, 2010, and 2009, respectively.

Included in property, plant and equipment as of December 31, 2011 and 2010 were $451,299 and $416,392, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $16,947 and $14,966 at December 31, 2011 and 2010, respectively.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	2011		2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$257,466	$(186,659)	$243,575	$(167,801)
Technology	110,866	(32,582)	110,850	(25,346)
License and distribution agreements	223,828	(80,622)	233,460	(70,189)
Self-developed Software	55,600	(28,193)	46,955	(21,861)
Other	317,579	(227,274)	286,021	(214,382)
Construction in progress	58,661	-	55,781	-
	$1,024,000	$(555,330)	$976,642	$(499,579)

Schedule Of Indefinite Lived Intangible Assets By Major Class Text Block
	2011	2010
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,640	$210,424
Management contracts	8,342	5,057
	$217,982	$215,481

Total Intangible Assets	$686,652	$692,544

Schedule Of Finite Lived Intangible Assets Amortization Expense [Text Block]
Amortization Expense
2009	$60,225
2010	$70,294
2011	$77,845

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2012	$70,716
2013	$66,543
2014	$63,162
2015	$61,096
2016	$59,968

Schedule Of Goodwill Text Block
	North
	America	International	Corporate	Total
Balance as of January 1, 2010	$6,694,711	$656,906	$159,817	$7,511,434
Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Goodwill acquired	517,213	626,863	-	1,144,076
Reclassifications	(226,900)	(20,449)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	511	(98,024)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$407,940	$9,186,650

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2011	2010
Accrued salaries, wages and incentive plan compensations	$420,613	$389,434
Derivative financial instruments	192,729	124,171
Accrued insurance	162,149	163,240
Unapplied cash and receivable credits	158,006	169,657
Special charge for legal matters	115,000	115,000
Other	655,776	575,921
Total accrued expenses and other current liabilities	$1,704,273	$1,537,423

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2011	2010
Borrowings under lines of credit	$91,899	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	6,902	28,880
Short-term borrowings and other financial liabilities	98,801	670,671
Short-term borrowings from related parties (see Note 4.c.)	28,013	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$126,814	$680,354

Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2011	2010

Amended 2006 Senior Credit Agreement	$2,795,589	$2,953,890
Senior Notes	2,883,009	824,446
Euro Notes	258,780	267,240
European Investment Bank Agreements	345,764	351,686
Accounts receivable facility	534,500	-
Capital lease obligations	17,993	15,439
Other	248,952	160,957
	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
	$5,494,810	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available December 31,		Balance Outstanding December 31,

	2011	2010	2011	2010
Revolving Credit	$1,200,000	$1,200,000	$58,970	$81,126
Term Loan A	1,215,000	1,335,000	1,215,000	1,335,000
Term Loan B	1,521,619	1,537,764	1,521,619	1,537,764
	$3,936,619	$4,072,764	$2,795,589	$2,953,890

Schedule of senior notes
Issuer/Transaction	Notional Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010/2016	€250,000	July 15, 2016	5.50%	$320,427
FMC Finance VIII S.A. 2011/2016(1)	€100,000	October 15, 2016	5.072%	$129,390
FMC US Finance, Inc. 2007/2017	$500,000	July 15, 2017	6 7/8%	$495,118
FMC Finance VIII S.A. 2011/2018	€400,000	September 15, 2018	6.50%	$510,730
FMC US Finance II, Inc. 2011/2018	$400,000	September 15, 2018	6.50%	$394,724
FMC US Finance, Inc. 2011/2021	$650,000	February 15, 2021	5.75%	$644,450
FMC Finance VII S.A. 2011/2021	€300,000	February 15, 2021	5.25%	$388,170
				$2,883,009

(1) This note carries a variable interest rate which was 5.072% at December 31, 2011.

Schedule of European Investment Bank Arrangement
		Maximum amount available		Balance outstanding
		December 31,		December 31,
	Maturity	2011	2010	2011	2010
Revolving Credit	2013	€90,000	€90,000	$115,812	$115,812
Loan 2005	2013	41,000	41,000	48,806	48,806
Loan 2006	2014	90,000	90,000	116,451	120,258
Loan 2009	2014	50,000	50,000	64,695	66,810
		€271,000	€271,000	$345,764	$351,686

Long-term debt by maturity
2012	$1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
$7,110,172

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$425,472	$386,852
Foreign currency translation	(6,207)	(8,898)
Service cost	10,625	7,982
Interest cost	24,822	22,615
Transfer of plan participants	61	181
Actuarial (gain) loss	69,769	26,655
Benefits paid	(11,797)	(9,915)
Benefit obligation at end of year	$512,745	$425,472

Change in plan assets:
Fair value of plan assets at beginning of year	$232,325	$236,633
Actual return on plan assets	(4,174)	3,191
Employer contributions	556	600
Benefits paid	(9,717)	(8,099)
Fair value of plan assets at end of year	$218,990	$232,325
Funded status at end of year	$293,755	$193,147

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial losses (gains)
Adjustments related to pensions at January 1, 2010	$67,218
Additions	40,917
Releases	(5,313)
Foreign currency translation adjustment	50
Adjustments related to pensions at December 31, 2010	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2011	2010
Discount rate	5.10	5.70
Rate of compensation increase	3.69	4.00

Schedule of the components of net periodic benefit cost

	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$10,625	$7,982	$7,500
Interest cost	24,822	22,615	21,397
Expected return on plan assets	(17,750)	(17,453)	(15,767)
Amortization of unrealized losses	8,737	5,313	4,592
Settlement loss	-	-	812
Net periodic benefit costs	$26,434	$18,457	$18,534

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2011	2010	2009
Discount rate	5.70	6.00	6.15
Expected return of plan assets	7.50	7.50	7.50
Rate of compensation increase	4.00	4.01	4.19

Schedule of estimated future benefit payments
2012	$14,233
2013	15,390
2014	16,786
2015	18,257
2016	19,934
2017-2021	126,553

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at December 31, 2011			Fair Value Measurements at December 31, 2010
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Common Stocks	$-	$-	$-	$2,565	$2,565	$-
Index Funds(1)	55,538	-	55,538	65,621	-	65,621

Fixed Income Investments
Government Securities(2)	6,612	5,025	1,587	4,479	1,967	2,512
Corporate Bonds(3)	143,782	-	143,782	152,564	-	152,564
Other Bonds(4)	483	-	483	2,442	-	2,442
U.S. Treasury Money Market Funds(5)	6,600	6,600	-	4,232	4,232	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	5,975	5,975	-	422	422	-
Total	$218,990	$17,600	$201,390	$232,325	$9,186	$223,139

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises privat placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds

Mandatorily Redeemable Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Mandatorily Redeemable Trust Preferred Securities (Tables) [Abstract]
Shares Subject To Mandatory Redemption Disclosure [Text Block]
				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2011	2010

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$-	$224,835
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	-	400,714
					$-	$625,549

Noncontrolling Interests Subject To Put Provisions (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

14.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2011 and December 31, 2010 the Company's potential obligations under these put options are $410,491 and $279,709, respectively, of which, at December 31, 2011, $113,794 were exercisable. In the last three fiscal years ending December 31, 2011, three puts have been exercised for a total consideration of $6,536.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Beginning balance as of January 1, 2011, 2010 and 2009	$279,709	$231,303	$162,166
Contributions to noncontrolling interests	(43,104)	(38,964)	(16,930)
Purchase/ sale of noncontrolling interests	37,786	28,969	12,548
Contributions from noncontrolling interests	7,222	5,289	5,108
Changes in fair value of noncontrolling interests	86,233	24,222	39,816
Net income	42,857	28,839	28,595
Other comprehensive income (loss)	(212)	51	-
Ending balance as of December 31, 2011, 2010 and 2009	$410,491	$279,709	$231,303

Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share

	2011	2010	2009
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,071,154	$978,517	$891,138
less:
Dividend preference on Preference shares	110	104	107
Income available to all classes of shares	$1,071,044	$978,413	$891,031

Denominators:
Weighted average number of:
Ordinary shares outstanding	299,012,744	296,808,978	294,418,795
Preference shares outstanding	3,961,617	3,912,348	3,842,586
Total weighted average shares outstanding	302,974,361	300,721,326	298,261,381
Potentially dilutive Ordinary shares	1,795,743	1,311,042	-
Potentially dilutive Preference shares	20,184	35,481	66,314
Total weighted average Ordinary shares outstanding assuming dilution	300,808,487	298,120,020	294,418,795
Total weighted average Preference shares outstanding assuming dilution	3,981,801	3,947,829	3,908,900

Basic income per Ordinary share	$3.54	$3.25	$2.99
Plus preference per Preference shares	0.02	0.03	0.03
Basic income per Preference share	$3.56	$3.28	$3.02

Fully diluted income per Ordinary share	$3.51	$3.24	$2.99
Plus preference per Preference shares	0.03	0.03	0.03
Fully diluted income per Preference share	$3.54	$3.27	$3.02

Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2010	12,152	33.78	43.71
Granted	1,947	52.45	67.87
Exercised	1,886	30.87	39.94
Forfeited	188	34.93	45.20
Balance at December 31, 2011	12,025	37.24	48.18

Stock options for preference shares
Balance at December 31, 2010	59	19.19	24.83
Exercised	9	22.52	29.14
Forfeited	1	18.21	23.56
Balance at December 31, 2011	49	18.64	24.12

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for preference shares	49	2.80	18.64	24.11	1,189	1,538
Options for ordinary shares	4,767	2.79	30.57	39.56	104,520	135,238

Schedule of stock options fair value assumptions
	2011	2010

Expected dividend yield	1.62%	1.98%
Risk-free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8 years	7 years
Weighted average exercise price (in €)	52.45	42.71
Weighted average exercise price (in US-$)	67.87	57.07

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2011	2010	2009
Germany	$344,267	$303,954	$296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
	$1,778,359	$1,643,741	$1,455,633

Schedule of income tax benefit from continuing operations by jurisdiction
	2011	2010	2009
Current:
Germany	$67,484	$100,635	$68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
	452,205	557,580	468,267

Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
	148,892	20,765	22,146
	$601,097	$578,345	$490,413

Schedule of income tax expense reconciliation
	2011	2010	2009

Expected corporate income tax expense	$506,121	$471,836	$423,953
Tax free income	(38,926)	(24,088)	(33,284)
Income from at equity investments	(6,883)	(550)	-
Tax rate differentials	140,079	118,495	96,237
Non-deductible expenses	4,536	6,934	3,947
Taxes for prior years	144	11,994	6,663
Change in valuation allowance	5,544	(2,259)	8,950
Noncontrolling partnership interests	(31,300)	(26,870)	(26,876)
Other	21,782	22,853	10,823
Actual income tax expense	$601,097	$578,345	$490,413
Effective tax rate	33.8%	35.2%	33.7%

Schedule of components of deferred tax assets
	2011	2010
Deferred tax assets:
Accounts receivable	$5,943	$28,538
Inventory	42,824	35,172
Property, plant and equipment, intangible and other non current assets	70,652	79,244
Accrued expenses and other liabilities	265,624	257,957
Pensions	87,248	52,773
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	$660,526	$643,786
Less: valuation allowance	(80,418)	(71,799)
Net deferred tax assets	$580,108	$571,987

Deferred tax liabilities:
Accounts receivable	$25,937	$12,549
Inventory	10,899	7,730
Property, plant and equipment, intangible and other non current assets	616,430	522,907
Accrued expenses and other liabilities	24,582	32,747
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	$(200,847)	$(85,915)

Summary of operating loss carryforwards
2012	$24,916
2013	14,363
2014	22,917
2015	18,527
2016	41,705
2017	19,262
2018	17,872
2019	13,167
2020	5,049
2021 and thereafter	4,746
Without expiration date	111,705
Total	$294,229

Summary of income tax contingencies
Unrecognized tax benefits (net of interest)	2011	2010	2009

Balance at January 1, 2011	$375,900	$410,016	$379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)	-
Foreign currency translation	14,207	(14,518)	(14,221)
Balance at December 31, 2011	$184,829	$375,900	$410,016

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2012	$510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
2,707,027

Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$457,292	$457,292	$522,870	$522,870
Accounts Receivable	2,909,326	2,909,326	2,687,234	2,687,234
Long-term Notes Receivable	234,490	233,514	-	-

Liabilities
Accounts payable	652,649	652,649	542,524	542,524
Short-term borrowings(1)	98,801	98,801	670,671	670,671
Short-term borrowings from related parties	28,013	28,013	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	1,147,209	1,147,209	528,082	528,082
Amended 2006 Senior Credit Agreement	2,795,589	2,774,951	2,953,890	2,937,504
Senior Notes	2,883,009	2,989,307	824,446	880,366
Euro Notes	258,780	265,655	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	410,491	410,491	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of December 31, 2011. At December 31, 2011, there were borrowings of $534,500 under the A/R Facility.

Derivative Financial Instruments Valuation
	December 31, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	4,117	(24,908)	3,703	(51,816)
Interest rate contracts	-	(130,579)	-	(51,604)
Non-current
Foreign exchange contracts	742	(3,706)	810	(486)
Interest rate contracts	-	(1,076)	-	(73,221)
Total	$4,859	$(160,269)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	56,760	(37,242)	3,517	(20,751)

Non-current
Foreign exchange contracts	1,382	(1,459)	509	(213)
Total	$58,142	$(38,701)	$4,026	$(20,964)

(1) As of December 31, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(80,678)	$(18,708)	Interest income/expense	5,946	-
Foreign exchange contracts	(23,452)	3,046	Costs of Revenue	$(4,262)	$7,553

	$(104,130)	$(15,662)		$1,684	$7,553

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(76,496)	$72,454
	Interest income/expense	6,598	(8,622)

		$(69,898)	$63,832

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Tables) [Abstract]
Schedule of components of comrehensive income

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
		Tax			Tax			Tax
	Pretax	Effect	Net	Pretax	Effect	Net	Pretax	Effect	Net
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	(104,130)	41,825	(62,305)	(15,662)	2,241	(13,421)	36,053	(16,419)	19,634
Reclassification adjustments	1,684	(796)	888	7,553	(1,928)	5,625	(5,971)	1,375	(4,596)
Total other comprehensive income (loss) relating to cash flow hedges:	(102,446)	41,029	(61,417)	(8,109)	313	(7,796)	30,082	(15,044)	15,038
Foreign-currency translation adjustment	(181,234)	-	(181,234)	(110,888)	-	(110,888)	82,545	-	82,545
Adjustments related to pension obligations	(81,906)	31,588	(50,318)	(35,654)	12,508	(23,146)	9,708	(3,927)	5,781
Other comprehensive income (loss)	$(365,586)	$72,617	$(292,969)	$(154,651)	$12,821	$(141,830)	$122,335	$(18,971)	$103,364

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
2011

Net revenue external customers	$8,150,017	$4,627,950	$12,777,967	$17,093	$12,795,060
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	8,159,213	4,627,950	12,787,163	7,897	12,795,060
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(1)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (2)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	8,135,156	3,923,301	12,058,457	(4,967)	12,053,490
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (3)	448,327	559,774	1,008,101	279,866	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	-	2,752	(2,752)	-
Revenue	7,614,252	3,635,373	11,249,625	(2,148)	11,247,477
Depreciation and amortization	(233,094)	(129,461)	(362,555)	(94,530)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Income (loss) from equity method investees	4,383	151	4,534	-	4,534
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	25,578	5,795	31,373	-	31,373
Capital expenditures, acquisitions and investments (4)	335,857	264,746	600,603	161,116	761,719

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(3) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(4) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.

Schedule of revenue from external customers
	Germany	North America	Rest of the World	Total

2011
Net revenue	$425,507	$8,150,017	$4,219,536	$12,795,060
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580

2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473

Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information

	2011	2010	2009
Supplementary cash flow information:
Cash paid for interest	$259,835	$264,525	$332,731
Cash paid for income taxes(1)	$455,805	$520,766	$425,945
Cash inflow for income taxes from stock option exercises	$13,010	$13,313	$8,123

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(1,684,630)	$(668,198)	$(241,745)
Liabilities assumed	215,253	102,698	20,574
Noncontrolling interest subject to put provisions	26,684	-	-
Noncontrolling interest	20,983	36,141	35,448
Notes assumed in connection with acquisition	20,016	31,666	4,151
Cash paid	(1,401,694)	(497,693)	(181,572)
Less cash acquired	47,461	16,318	7,059
Net cash paid for acquisitions	$(1,354,233)	$(481,375)	$(174,513)
(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,931,016	$-	$13,723,111	$(2,859,067)	$12,795,060
Cost of revenue	-	-	1,210,733	-	9,876,457	(2,812,831)	8,274,359
Gross profit	-	-	720,283	-	3,846,654	(46,236)	4,520,701
Operating expenses (income):
Selling, general and administrative	1	158,222	208,022	67,587	1,979,854	(78,711)	2,334,975
Research and development	-	-	68,876	-	41,958	-	110,834
Operating (loss) income	(1)	(158,222)	443,385	(67,587)	1,824,842	32,475	2,074,892
Other (income) expense:
Interest, net	(5,351)	90,148	6,867	82,205	140,567	(17,903)	296,533
Other, net	-	(1,379,577)	297,281	(724,492)	-	1,806,788	-
Income (loss) before income taxes	5,350	1,131,207	139,237	574,700	1,684,275	(1,756,410)	1,778,359
Income tax expense (benefit)	2,016	60,053	124,322	(59,093)	685,166	(211,367)	601,097
Net Income (loss)	3,334	1,071,154	14,915	633,793	999,109	(1,545,043)	1,177,262
Net Income attributable to noncontrolling interests	-	-	-	-	-	106,108	106,108
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,651,151)	$1,071,154

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,587,720	$-	$12,744,881	$(2,279,111)	$12,053,490
Cost of revenue	-	-	1,022,617	-	9,148,969	(2,262,817)	7,908,769
Gross profit	-	-	565,103	-	3,595,912	(16,294)	4,144,721
Operating expenses (income):
Selling, general and administrative	31	113,176	158,538	20,158	1,843,241	(10,760)	2,124,384
Research and development	-	-	62,435	-	34,097	-	96,532
Operating (loss) income	(31)	(113,176)	344,130	(20,158)	1,718,574	(5,534)	1,923,805
Other (income) expense:
Interest, net	(719)	39,113	2,388	56,047	191,638	(8,403)	280,064
Other, net	-	(1,200,299)	210,649	(664,020)	-	1,653,670	-
Income (loss) before income taxes	688	1,048,010	131,093	587,815	1,526,936	(1,650,801)	1,643,741
Income tax expense (benefit)	196	69,493	99,957	(30,025)	635,054	(196,330)	578,345
Net Income (loss)	492	978,517	31,136	617,840	891,882	(1,454,471)	1,065,396
Net Income attributable to noncontrolling interests	-	-	-	-	-	86,879	86,879
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$492	$978,517	$31,136	$617,840	$891,882	$(1,541,350)	$978,517

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,521,831	$-	$12,041,002	$(2,315,356)	$11,247,477
Cost of revenue	-	-	997,257	-	8,734,160	(2,315,452)	7,415,965
Gross profit	-	-	524,574	-	3,306,842	96	3,831,512
Operating expenses (income):
Selling, general and administrative	28	87,774	173,215	(19,877)	1,753,586	(12,620)	1,982,106
Research and development	-	-	64,911	-	28,899	-	93,810
Operating (loss) income	(28)	(87,774)	286,448	19,877	1,524,357	12,716	1,755,596
Other (income) expense:
Interest, net	(720)	35,184	6,070	56,269	231,559	(28,399)	299,963
Other, net	-	(1,032,515)	190,345	(560,286)	-	1,402,456	-
Income (loss) before income taxes	692	909,557	90,033	523,894	1,292,798	(1,361,341)	1,455,633
Income tax expense (benefit)	197	18,419	86,728	(14,338)	518,329	(118,922)	490,413
Net Income (loss)	495	891,138	3,305	538,232	774,469	(1,242,419)	965,220
Net Income attributable to noncontrolling interests	-	-	-	-	-	74,082	74,082
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$495	$891,138	$3,305	$538,232	$774,469	$(1,316,501)	$891,138

Balance sheet information segregated by issuers and guarantors
	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the year ended December 31, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$3,334	$1,071,154	$14,915	$633,793	$999,109	$(1,545,043)	$1,177,262
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(872,048)	-	(724,492)	-	1,596,540	-
Depreciation and amortization	-	858	49,207	5,768	514,843	(13,393)	557,283
Change in deferred taxes, net	-	12,593	2,724	-	138,871	(6,734)	147,454
(Gain) loss on sale of fixed assets and investments	-	(10)	(184)	-	(8,791)	-	(8,985)
(Gain) loss on investments	-	31,502	186	-	-	(31,688)	-
(Write Up) write-off loans from related parties	-	44,807	-	-	-	(44,807)	-
Compensation expense related to stock options	-	29,071	-	-	-	-	29,071
Cash outflow from hedging	-	-	-	-	(58,113)	-	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,401)	-	(239,393)	-	(252,794)
Inventories	-	-	(47,022)	-	(135,071)	30,203	(151,890)
Prepaid expenses and other current and non-current assets	-	(133,691)	(3,048)	86,497	(99,802)	(46)	(150,090)
Accounts receivable from / payable to related parties	(12,372)	(1,183,881)	(51,617)	54,300	1,239,464	(62,058)	(16,164)
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(40,619)	28,385	79	131,427	(641)	132,406
Income tax payable	2,016	80,461	-	(59,093)	(509)	18,167	41,042
Net cash provided by (used in) operating activities	6,753	(959,803)	(19,855)	(3,148)	2,482,035	(59,500)	1,446,482

Investing Activities:
Purchases of property, plant and equipment	-	(221)	(54,545)	-	(569,645)	26,556	(597,855)
Proceeds from sale of property, plant and equipment	-	-	775	-	26,550	-	27,325
Disbursement of loans to related parties	-	1,571,874	200	(1,118,399)	-	(453,675)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(148,331)	(4,554)	-	(2,529,849)	897,405	(1,785,329)
Proceeds from divestitures	-	-	418	-	9,990	(418)	9,990
Net cash provided by (used in) investing activities	-	1,423,322	(57,706)	(1,118,399)	(3,062,954)	469,868	(2,345,869)

Financing Activities:
Short-term borrowings, net	-	26,284	77,481	(298)	(142,444)	-	(38,977)
Long-term debt and capital lease obligations, net	(64,252)	(221,594)	-	433,455	1,147,586	453,675	1,748,870
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	24,500	-	24,500
Proceeds from exercise of stock options	-	81,883	-	-	13,010	-	94,893
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	151,097	(896,987)	-
Distributions to noncontrolling interest	-	-	-	-	(129,542)	-	(129,542)
Contributions from noncontrolling interest	-	-	-	-	27,824	-	27,824
Net cash provided by (used in) financing activities	(6,752)	(394,076)	77,481	1,121,547	438,293	(443,334)	793,159

Effect of exchange rate changes on cash and cash equivalents	-	(216,618)	(1)	-	257,247	22	40,650
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	1	(147,175)	(81)	-	114,621	(32,944)	(65,578)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$1	$2	$144	$-	$457,145	$-	$457,292

	For the year ended December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$492	$978,517	$31,136	$617,840	$891,882	$(1,454,471)	$1,065,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(683,735)	-	(664,020)	-	1,347,755	-
Depreciation and amortization	-	1,452	47,161	888	476,647	(22,924)	503,224
Change in deferred taxes, net	-	(9,645)	(2,636)	-	30,710	(3,742)	14,687
(Gain) loss on sale of fixed assets and investments	-	(18)	155	-	(6,653)	-	(6,516)
(Gain) loss on investments	-	883	28	-	225	(1,136)	-
Compensation expense related to stock options	-	27,981	-	-	-	-	27,981
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,037)	-	(289,237)	-	(300,274)
Inventories	-	-	6,063	-	7,082	5,181	18,326
Prepaid expenses and other current and non-current assets	-	(355)	804	10,725	(70,862)	(617)	(60,305)
Accounts receivable from / payable to related parties	30	76,758	105,072	34,394	(314,497)	89,204	(9,039)
Accounts payable, accrued expenses and other current and non-current liabilities	(6)	31,784	22,268	1,263	64,804	4,166	124,279
Income tax payable	(6)	24,179	-	(30,025)	(21,201)	17,419	(9,634)
Net cash provided by (used in) operating activities	510	447,801	199,014	(28,935)	768,900	(19,165)	1,368,125

Investing Activities:
Purchases of property, plant and equipment	-	(340)	(31,749)	-	(522,514)	30,974	(523,629)
Proceeds from sale of property, plant and equipment	-	30	1,099	-	14,979	-	16,108
Disbursement of loans to related parties	-	227,151	180	314,665	(327,045)	(214,951)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(273,710)	(19,881)	-	(614,049)	143,302	(764,338)
Proceeds from divestitures	-	132,823	-	-	14,245	(233)	146,835
Net cash provided by (used in) investing activities	-	85,954	(50,351)	314,665	(1,434,384)	(40,908)	(1,125,024)

Financing Activities:
Short-term borrowings, net	-	-	(148,617)	-	171,078	-	22,461
Long-term debt and capital lease obligations, net	-	(146,443)	-	(285,730)	91,627	214,951	(125,595)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	296,000	-	296,000
Proceeds from exercise of stock options	-	96,204	-	-	13,314	-	109,518
Dividends paid	(495)	(231,967)	-	-	(6,193)	6,688	(231,967)
Capital increase (decrease)	-	-	-	-	143,069	(143,069)	-
Distributions to noncontrolling interest	-	-	-	-	(111,550)	-	(111,550)
Contributions from noncontrolling interest	-	-	-	-	26,416	-	26,416
Net cash provided by (used in) financing activities	(495)	(282,206)	(148,617)	(285,730)	623,761	78,570	(14,717)

Effect of exchange rate changes on cash and cash equivalents	-	(104,396)	(15)	-	97,624	48	(6,739)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	15	147,153	31	-	55,901	18,545	221,645
Cash and cash equivalents at beginning of period	108	24	194	-	286,500	14,399	301,225
Cash and cash equivalents at end of period	$123	$147,177	$225	$-	$342,401	$32,944	$522,870

	For the year ended December 31, 2009
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$495	$891,138	$3,305	$538,232	$774,469	$(1,242,419)	$965,220
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(635,395)	-	(560,286)	-	1,195,681	-
Depreciation and amortization	-	1,470	38,029	888	439,196	(22,498)	457,085
Change in deferred taxes, net	-	23,191	4,707	-	(15,491)	9,595	22,002
Loss (gain) on sale of fixed assets and investments	-	-	411	-	(353)	-	58
Loss (gain) on investments	-	7,063	-	-	-	(7,063)	-
(Write Up) write-off loans from related parties	-	50	-	-	-	(50)	-
Compensation expense related to stock options	-	33,746	-	-	-	-	33,746
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,874)	-	(28,120)	-	(41,994)
Inventories	-	-	(27,435)	-	(49,213)	(12,285)	(88,933)
Prepaid expenses and other current and non-current assets	-	(37,138)	9,921	(18,344)	(93,440)	(8,104)	(147,105)
Accounts receivable from / payable to related parties	208	(388,546)	7,308	39,091	256,906	79,315	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	(15)	16,210	12,731	(1,149)	38,065	5,250	71,092
Income tax payable	(160)	(23,961)	-	(14,338)	71,931	39,692	73,164
Net cash provided by (used in) operating activities	528	(112,172)	35,103	(15,906)	1,393,950	37,114	1,338,617

Investing Activities:
Purchases of property, plant and equipment	-	(152)	(65,684)	-	(537,167)	29,397	(573,606)
Proceeds from sale of property, plant and equipment	-	-	731	-	10,999	-	11,730
Disbursement of loans to related parties	-	(7,270)	178	17,240	-	(10,148)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(11,841)	(1,900)	-	(185,878)	11,506	(188,113)
Proceeds from divestitures	-	13,380	-	-	1,965	36,620	51,965
Net cash provided by (used in) investing activities	-	(5,883)	(66,675)	17,240	(710,081)	67,375	(698,024)

Financing Activities:
Short-term borrowings, net	-	(95,795)	31,716	-	10,943	(108,439)	(161,575)
Long-term debt and capital lease obligations, net	-	396,013	-	(1,334)	(261,528)	10,148	143,299
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(325,000)	-	(325,000)
Proceeds from exercise of stock options	-	64,271	-	-	8,123	-	72,394
Dividends paid	(443)	(231,940)	-	-	(5,321)	5,764	(231,940)
Capital increase (decrease)	-	-	-	-	(1,874)	1,874	-
Distributions to noncontrolling interest	-	-	-	-	(68,004)	-	(68,004)
Contributions from noncontrolling interest	-	-	-	-	12,699	-	12,699
Net cash provided by (used in) financing activities	(443)	132,549	31,716	(1,334)	(629,962)	(90,653)	(558,127)

Effect of exchange rate changes on cash and cash equivalents	-	(14,470)	6	-	11,590	49	(2,825)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	85	24	150	-	65,497	13,885	79,641
Cash and cash equivalents at beginning of period	23	-	44	-	221,003	514	221,584
Cash and cash equivalents at end of period	$108	$24	$194	$-	$286,500	$14,399	$301,225

The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 2,798,318	$ 2,573,258
Other current assets	490,497	368,444
Goodwill	9,186,650	8,140,468	7,511,434
Equity	7,901,552	7,377,258
Revenue	12,795,060	12,053,490	11,247,477
Funding provided to VIEs through loans and accounts receivable	147,900	110,600
Interest Costs Incurred [Abstract]
Interest Costs, Capitalized During Period	3,784	5,918	10,395
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	73,172	60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets and other noncurrent assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Noncurrent loans to related parties	13,000	12,998
Equity	55,053	54,870
Revenue	$ 195,296	$ 132,697	$ 112,573

Acquisitions and Investments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Business Acquisition [Line Items]
Date of acquisition agreement
Name of acquired entity
Purchase price	$ 0	€ 0
Description of acquired entity
Long-term notes receivable	$ 294,000

Related Party Transactions (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] EUR (€)	Dec. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Dec. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Dec. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Dec. 31, 2011 General Partner [Member] USD ($)	Dec. 31, 2011 General Partner [Member] EUR (€)	Dec. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.70%
Amount of transaction			181,900,000	86,547,000	17,900,000	10,000,000			75,969,000	59,501,000	6,555,000	6,115,000	25,833,000	23,807,000	20,220,000	15,413,000	52,587,000	43,474,000							13,511,000	16,123,000	24,106,000	30,703,000	21,076,000
Due to related parties	$ 111,226,000	$ 121,887,000					$ 150,889,000	€ 104,400,000											$ 35,554,000	€ 24,600,000	$ 8,306,000	€ 5,747,000	$ 2,168,000	€ 1,500,000
Interest rate			2.68%	1.88%	1.83%	0.97%	0.25%	0.25%											1.94%	1.94%	6.00%	6.00%	1.34%	1.34%
Date of repayment							Jul 31, 2011	Jul 31, 2011											Jan 3, 2011	Jan 3, 2011			Aug 19, 2011	Aug 19, 2011

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 163,030	$ 158,163
Work in process	60,128	56,345
Finished goods	610,569	475,641
Health care supplies	133,769	118,948
Inventories	967,496	809,097
Epo Disclosures [Abstract]
EPO Inventories	47,654	32,987
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	2,598,132	2,164,532	2,414,214
Unrecorded Unconditional Purchase Obligation, Due within Two Years	532,974	374,083	407,889
Unrecorded Unconditional Purchase Obligation, Description	The Company has a decreased purchase obligation of 242,658 due to the renegotiation of certain supply contracts in 2011.
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses And Other Current Assets (Details) [Abstract]
Rebates	$ 185,152	$ 165,218
Taxes Refundable	180,721	124,536
Derivatives	60,877	7,220
Payments on account	40,476	38,654
Prepaid rent	39,468	40,321
Leases receivable	38,175	38,838
Other	490,497	368,444
Total prepaid expenses and other current assets	$ 1,035,366	$ 783,231

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 451,299	$ 416,392
Accumulated depreciation	16,947	14,966
Property, plant and equipment, net	2,629,701,000	2,527,292,000
Depreciation expense	479,438	432,930	396,860
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	53,147,000	50,505,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,975,839,000	1,856,968,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,060,132,000	2,893,643,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	36,450,000	28,406,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 275,006,000	$ 238,812,000

Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense	$ 77,845	$ 70,294	$ 60,225
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	70,716
2013	66,543
2014	63,162
2015	61,096
2016	59,968
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,024,000	976,642
Accumulated Amortization	(555,330)	(499,579)
Goodwill [Roll Forward]
Goodwill	8,140,468	7,511,434
Goodwill acquired	1,144,076	429,510
Reclassifications	131	214,706
Foreign Currency Translation Adjustment	(98,024)	(15,182)
Goodwill	9,186,650	8,140,468	7,511,434
Infinite lived intangible assets line items [Abstract]
Carrying Amount	217,982	215,481
Intangible Assets	686,652	692,544
Tradename [Member]
Infinite lived intangible assets line items [Abstract]
Intangible Assets	209,640	210,424
Management contracts [Member]
Infinite lived intangible assets line items [Abstract]
Intangible Assets	8,342	5,057
North America [Member]
Goodwill [Roll Forward]
Goodwill	7,024,745	6,694,711
Goodwill acquired	517,213	115,040
Reclassifications	(226,900)	214,706
Foreign Currency Translation Adjustment	(436)	288
Goodwill	7,314,622	7,024,745
International [Member]
Goodwill [Roll Forward]
Goodwill	955,774	656,906
Goodwill acquired	626,863	314,338
Reclassifications	(20,449)
Foreign Currency Translation Adjustment	(98,099)	(15,470)
Goodwill	1,464,089	955,774
Reporting Segment Domain [Member]
Goodwill [Roll Forward]
Goodwill	159,949	159,817
Goodwill acquired		132
Reclassifications	247,480
Foreign Currency Translation Adjustment	511
Goodwill	407,940	159,949
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	257,466	243,575
Accumulated Amortization	(186,659)	(167,801)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	110,866	110,850
Accumulated Amortization	(32,582)	(25,346)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	223,828	233,460
Accumulated Amortization	(80,622)	(70,189)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,600	46,955
Accumulated Amortization	(28,193)	(21,861)
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317,579	286,021
Accumulated Amortization	(227,274)	(214,382)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 58,661	$ 55,781

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 420,613	$ 389,434
Unapplied cash and receivable credits	158,006	169,657
Accrued insurance	162,149	163,240
Derivative financial instruments	192,729	124,171
Special charge for legal matters	115,000	115,000
Other	655,776	575,921
Total accrued expenses and other current liabilities	$ 1,704,273	$ 1,537,423

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 91,899	$ 131,791
Accounts receivable facility		510,000
Other financial liabilities	6,902	28,880
Related Party Transaction [Line Items]
Interest Expense Related Party	2,362	179	3,388
Short-term borrowings and other financial liabilities	98,801	670,671
Short Term Borrowings Due To Related Parties Current	28,013	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	126,814	680,354
Lines of credit weighted average interest rate	4.88%	4.19%
Other commercial bank agreements, amounts available	234,005	234,370
Accounts receivable facility, weighted average interest rate	1.86%	1.86%
Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	181,900	86,547
Related Party Transaction Rate	2.68%	1.88%
Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 17,900	$ 10,000
Related Party Transaction Rate	1.83%	0.97%
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	0.25%
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.34%

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Aug. 31, 2011 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Dec. 31, 2010 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2010 Term Loan B [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes 6.875 Percent [Member] USD ($)	Jan. 31, 2010 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.5 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes February 2011 [Member]	Dec. 31, 2011 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes September 2011 [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Euro [Member] EUR (€)	Dec. 31, 2011 Senior Notes 650 Percent Dollar [Member] USD ($)	Oct. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2010 Euro Notes [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)	Dec. 31, 2010 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2010 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2011 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 EIB Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2010 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 EIB Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2005 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2005 [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2006 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2006 [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2009 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2009 [Member] EUR (€)	Dec. 31, 2011 Original 2006 Senior Credit Agreement [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement							$ 2,795,589	$ 2,953,890
Senior Long Term Notes															2,883,009	824,446																	258,780	267,240	345,764	351,686
Capital lease obligations	17,993	15,439
Other	248,952	160,957
Long-term debt and capital lease obligations	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
Total long-term debt less current maturities	5,494,810	4,309,676
Revolving credit maximum amount available																																								90,000		90,000
Revolving credit balance outstanding																																							115,812		115,812							90,000		90,000
Maximum amount available			271,000		271,000		3,936,619	4,072,764	1,215,000	1,335,000	1,521,619	1,537,764	1,200,000	1,200,000																														41,000		41,000						50,000		50,000
Balance outstanding	345,764	351,686					2,795,589	2,953,890	1,215,000	1,335,000	1,521,619	1,537,764	58,970	81,126																													48,806		48,806		116,451		120,258		64,695		66,810
Frequency of Term Loan B initial principal payments											1 quarter
Amount of initial Term Loan B principal payments											4,036
Frequency of ending Term Loan B principal payments											4 quarters
Amount of ending Term Loan B principal payments											379,396
Dividend payment restrictions description							Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which is $330,000 for dividends in 2011 and is $360,000 and $390,000 for 2012 and 2013, respectively.The Company paid dividends of $280,649 in May of 2011.
Fees associated with Senior Credit Agreement							21,115																																																85,828
Allowed reduction from funded debt									30,000
Line of credit outstanding which reduces available borrowings under the revolving credit facility	180,766	121,518
Interest rate							0.50%																														0.68%	0.43%									1.57%	1.57%	1.02%	1.02%	3.67%	3.67%	3.26%	3.26%
Maturity date, range start																																3.50
Maturity date, range end																																5.50
Long Term Debt Other Disclosures [Abstract]
Equity method investment, description of principal activities	At December 31, 2011 and 2010, in conjunction with certain acquisitions and investments, including the VFMCRP joint venture (see Note 3), the Company had pending payments of the purchase considerations totaling approximately $228,398 and $139,277, respectively, of which $103,828 and $119,090, respectively, was classified as the current portion of long-term debt.
Senior Notes Issued February 2011 [Abstract]
Issuance date																					2011-02-03
Issuer																	FMC US Finance, Inc. 2007/2017		FMC Finance VI S.A. 2010/2016			FMC US Finance, Inc. 2011/2021 Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A. 2011/2021 FMC Finance VII S.A.			FMC Finance VIII S.A. 2011/2018		FMC US Finance II, Inc. 2011/2018		FMC Finance VIII S.A. 2011/2016
Face amount						1,000,000			1,365,000	50,000							500,000			250,000		650,000	412,350	300,000			400,000	400,000			100,000	200,000
Stated interest rate																	6.88%			5.50%		5.75%	5.25%				6.50%	6.50%			5.07%
Effective interest rate																	7.13%			5.75%		5.88%			0.07%
Maturity date																	Jul 15, 2017		Jul 15, 2016			Feb 15, 2021	Feb 16, 2021			Sep 15, 2018		Sep 15, 2018		Oct 15, 2016
Call feature																					US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance																	495,118	353,300	320,427			644,450	388,170		549,160	510,730		394,724	137,760	129,390		258,780
Accounts receivable facility	534,500			800,000
Accounts receivable facility max limit		700,000
Discount on issued bonds																			98.66%						98.62%
Annual Payments [Abstract]
2012	1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
Total	$ 7,110,172

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension Contributions	$ 556
Expected Funding for 2012	10,790
Change in benefit obligations
Foreign currency translation	6,207	8,898
Service cost	10,625	7,982	7,500
Interest cost	24,822	22,615	21,397
Transfer of plan participants	61	181
Actuarial (gain) loss	69,769	26,655
Benefits paid	(11,797)	(9,915)
Change in plan assets
Actual return on plan assets	(4,174)	3,191
Employer contributions	556	600
Benefits paid, fair value	(9,717)	(8,099)
Funded status, end of year
Funded status at end of year	293,755	193,147
Amounts recognized in consolidated balance sheets
Pension liabilities, current	3,262	2,997
Pension liabilities, noncurrent	290,493	190,150
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	486,143	394,276
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 486,143	$ 394,276

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Plans Of Foreign Entity Defined Benefit [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 512,745	$ 425,472	$ 386,852
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	160,449	142,680
Statement [Line Items]
Pension and other post retirement defined benefit plans liabilities percentage of beneficiaries	16.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 352,296	$ 282,792
Statement [Line Items]
Pension and other post retirement defined benefit plans liabilities percentage of beneficiaries	84.00%

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-tax changes recognized in Accumulated Other Comprehensive Income (AOCI) [Abstract]
Adjustments related to pensions beginning balance		$ 67,218
Additions	91,693	40,917
Releases	(8,737)	(5,313)
Foreign currency translation adjustment	(1,050)	50
Adjustments related to pensions ending balance	184,778	102,872
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	17,158
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.10%	5.70%
Rate of compensation increase	3.69%	4.00%
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	10,625	7,982	7,500
Interest cost	24,822	22,615	21,397
Expected return on plan assets	(17,750)	(17,453)	(15,767)
Amortization of unrealized losses	8,737	5,313	4,592
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements			812
Net periodic benefit costs	26,434	18,457	18,534
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.70%	6.00%	6.15%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.00%	4.01%	4.19%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	14,233
2013	15,390
2014	16,786
2015	18,257
2016	19,934
2017 - 2021	126,553
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Description of 401(k) plan	Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $16.5 if under 50 years old ($22.00 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay.
Defined Contribution Plan, Cost Recognized	$ 33,741	$ 31,583	$ 28,567

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements By Level [Line Items]
Total	$ 218,990
Defined Benefit Plan, Information about Plan Assets [Abstract]
Investment policy	The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and 2% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers.
Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		2,565
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage target allocation	35.00%
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	55,538	65,621
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,612	4,479
Defined Benefit Plan, Information about Plan Assets [Abstract]
Percentage target allocation	65.00%
All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	143,782	152,564
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	483	2,442
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,600	4,232
Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	5,975	422
U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Total		232,325
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	17,600	9,186
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments		2,565
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	5,025	1,967
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	6,600	4,232
Fair Value, Inputs, Level 1 [Member] | Cash Money Market And Mutual Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	5,975	422
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	201,390	223,139
Significant Observable Inputs (Level 2) | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	55,538	65,621
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	1,587	2,512
Significant Observable Inputs (Level 2) | All Other Corporate Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	143,782	152,564
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 483	$ 2,442

Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Fresenius Medical Care Capital Trust IV [Member] USD ($)	Dec. 31, 2010 Fresenius Medical Care Capital Trust IV [Member] USD ($)	Dec. 31, 2011 Fresenius Medical Care Capital Trust V [Member]	Dec. 31, 2011 Fresenius Medical Care Capital Trust V [Member] EUR (€)	Dec. 31, 2010 Fresenius Medical Care Capital Trust V [Member] USD ($)
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stated amount	$ 225,000	€ 300,000	$ 225,000			€ 300,000
Redemption date	Jun 15, 2011	Jun 15, 2011	Jun 15, 2011		Jun 15, 2011	Jun 15, 2011
Trust Preferred Securities, current	$ 0			$ 224,835			$ 400,714
Year Issued			2001		2001	2001
Interest Rate			7.88%		7.38%	7.38%

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 410,491	$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709
Dividends paid	(280,649)	(231,967)	(231,940)
Purchase (sale) of noncontrolling interests	3,789	11,032	9,791
Cash contributions from noncontrolling interests	(59,066)	(54,225)	(41,284)
Changes in fair value of noncontrolling interests	(86,233)	(24,222)	(39,816)
Net income attributable to noncontrolling interest	1,177,262	1,065,396	965,220
Other comprehensive income (loss), net of tax	(292,969)	(141,830)	103,364
Noncontrolling interests subject to put provisions ending balance	410,491	279,709
Put provisions exercisable	113,794
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709	231,303	162,166
Dividends paid	(43,104)	(38,964)	(16,930)
Purchase (sale) of noncontrolling interests	37,786	28,969	12,548
Cash contributions from noncontrolling interests	7,222	5,289	5,108
Changes in fair value of noncontrolling interests	86,233	24,222	39,816
Net income attributable to noncontrolling interest	42,857	28,839	28,595
Other comprehensive income (loss), net of tax	(212)	51
Noncontrolling interests subject to put provisions ending balance	$ 410,491	$ 279,709	$ 231,303

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerators:
Income attributable to the Company	$ 1,071,154	$ 978,517	$ 891,138
Less: Dividend preference on Preference shares	110	104	107
Income available to all classes of shares	$ 1,071,044	$ 978,413	$ 891,031
Denominators:
Weighted average number of ordinary shares outstanding	299,012,744	296,808,978	294,418,795
Weighted average number of preference shares outstanding	3,961,617	3,912,348	3,842,586
Total weighted average shares outstanding	302,974,361	300,721,326	298,261,381
Potentially dilutive Ordinary shares	1,795,743	1,311,042	0
Potentially dilutive Preference shares	20,184	35,481	66,314
Total weighted average Ordinary shares outstanding assuming dilution	300,808,487	298,120,020	294,418,795
Total weighted average Preference shares outstanding assuming dilution	3,981,801	3,947,829	3,908,900
Basic income per Ordinary share	$ 3.54	$ 3.25	$ 2.99
Plus preference per Preference shares	$ 0.02	$ 0.03	$ 0.03
Basic income per Preference share	$ 3.56	$ 3.28	$ 3.02
Fully diluted income per Ordinary share	$ 3.51	$ 3.24	$ 2.99
Plus preference per Preference shares	$ 0.03	$ 0.03	$ 0.03
Fully diluted income per Preference share	$ 3.54	$ 3.27	$ 3.02

Stock Options (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 Common Stock, No par value [Member]	Dec. 31, 2011 Stock Option 2011 Plan [Member] EUR (€)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] USD ($)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] EUR (€)	Dec. 31, 2011 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2010 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2009 Long Term Incentive Program 2011 [Member] USD ($)	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2010 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2009 Long Term Incentive Program 2011 [Member] EUR (€)	Dec. 31, 2011 Long Term Incentive Program 2011 [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase						€ 12,000
Common stock no par value (in Euros)				€ 1		€ 1
Share based compensation expiration period						eight years 10 years	five years	five years
Stock option vesting period						four years	four years	four years
Performance target, EPS minimum increase						8.00%	8.00%	8.00%
Awards granted					1,947,000		215,638	215,638	29,313	1,947,231	423,300	348,600				307,515
Weighted average exercise price										$ 68.87	$ 57.07	$ 46.22	€ 52.45	€ 42.71	€ 32.08
Weighted average fair value per share granted							$ 63.71	€ 49.24		$ 19.27	$ 10.47	$ 10.95
Total fair value of granted shares							13,739			13,739	29,515	28,318
Convertible bonds, principal						10,240
Grants, non-voting preference shares						4,000,000
Convertible bonds, par value original						€ 2.56
Convertible bonds, interest rate						5.50%
Convertible bonds, par value adjusted						€ 0.85
Share-based Compensation Arrangement by Share-based Payment Award, Award Expiration Dating						eight years 10 years	five years	five years
Stock price target, excess of intial value						0.25
Number of days used to calculate the average price of the preference shares						30 days
In the case of options not subject to a stock price target, the number of convertible bonds awarded to the eligible employee would be 15% less than if the employee had elected options subject to the stock price target						15% less
Options Awarded					1,947,000		215,638	215,638	29,313	1,947,231	423,300	348,600				307,515
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	29,071	27,981	33,746
Compensation expense, deferred tax income	8,195	8,020	9,740
Share-based Compensation	$ 2,306	$ 2,603	$ 1,537

Stock Options (Details 1)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Common Stock, No par value [Member] USD ($)	Dec. 31, 2011 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2010 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2011 Preferred Stock, No par value [Member] USD ($)	Dec. 31, 2011 Preferred Stock, No par value [Member] EUR (€)	Dec. 31, 2010 Preferred Stock, No par value [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance				12,152,000			59,000
Awards granted				1,947,000
Options forfeited	$ 50,687	$ 50,921,000	$ 28,170,000	$ 188,000			$ 1,000
Options exercised				1,886,000			9,000
Stock options ending balance				12,024,817			49,090
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance				$ 43.707942	€ 37.24	€ 33.78	$ 24.829941	€ 18.64	€ 19.19
Granted				$ 67.865055	€ 52.45
Exercised				$ 39.942	€ 30.87		$ 29.138628	€ 22.52
Forfeited				$ 45.195927	€ 34.93		$ 23.561	€ 18.21
Weighted average price per share ending balance				$ 48.184	€ 37.24	€ 33.78	$ 24.118296	€ 18.64	€ 19.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Number of options				4,767			49,000
Weighted average remaining contractual life in years				2.79			2.8
Weighted average exercise price				$ 39.56	€ 30.57		$ 24.11	€ 18.64
Aggregate intrinsic value				135,238,000	104,520,000		1,538,000	1,189,000
Unrecognized compensation costs related to non-vested options	51,096,000
Total compensation cost not yet recognized, period for recognition	1.9
Cash received from exercise of stock options	81,883,000	96,204,000	64,271,000
Intrinsic value of options exercised	50,687	50,921,000	28,170,000	188,000			1,000
Tax benefit received from exercise of stock options	$ 13,010,000	$ 13,313,000	$ 8,123,000

Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	1.62%	1.98%
Risk - free interest rate	2.55%	2.28%
Expected volatility	22.22%	22.92%
Expected life of options	8	7

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes is attributable to the following geographic locations:
Germany	$ 344,267	$ 303,954	$ 296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
Income before income taxes	1,778,359	1,643,741	1,455,633
Current:
Germany	67,484	100,635	68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
Total income tax expense current	452,205	557,580	468,267
Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
Total income tax expense deferred	148,892	20,765	22,146
Income tax expense	601,097	578,345	490,413
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	15.00%	15.00%	15.00%
Federal corporation income tax solidarity surcharge	5.50%	5.50%	5.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.46%	28.71%	29.13%
German trade tax rate	12.64%	12.88%	13.30%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	5,943	28,538
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	42,824	35,172
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	70,652	79,244
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	265,624	257,957
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation expense	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	660,526	643,786
Less: valuation allowance [N]	(80,418)	(71,799)
Net deferred tax assets	580,108	571,987
Pensions	87,248	52,773
Deferred tax liabilities:
Accounts receivable	25,937	12,549
Inventory, primarily due to inventory reserve accounts for tax purposes	10,899	7,730
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	24,582	32,747
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	616,430	522,907
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	(200,847)	(85,915)
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years	12,853
Undistributed earnings of foreign subsidiaries	4,289,651
German income tax on dividends and capital gains	1.40%
Unrecognized tax benefits (net of interest)
Beginning balance	375,900	410,016	379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)
Foreign currency translation	14,207	(14,518)	(14,221)
Ending balance	184,829	375,900	410,016
Unrecognized tax benefits which would affect the effective tax rate if recognized	162,010
Amount of potential reduction of unrecognized tax benefits	205,781
Estimated Reduction For Uncertain Tax Benefits In The Future	13,000
Valuation Allowance [Line Items]
Valuation allowance increase	8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	294,229
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	37,000
Interest and penalties recognized	2,525
Accrual for tax related interest and penalties	60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,916
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,363
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	22,917
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,527
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	41,705
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,262
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	17,872
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,167
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,049
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,746
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 111,705

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 506,121,000	$ 471,836,000	$ 423,953,000
Tax free income [N]	(38,926,000)	(24,088,000)	(33,284,000)
Tax rate differentials	140,079,000	118,495,000	96,237,000
Non-deductible expenses	4,536,000	6,934,000	3,947,000
Taxes for prior year	144,000	11,994,000	6,663,000
Change in valuation allowance	5,544,000	(2,259,000)	8,950,000
Noncontrolling partnership interests [N]	(31,300,000)	(26,870,000)	(26,876,000)
Other	21,782,000	22,853,000	10,823,000
Tax portion of income from at equity investments	(6,883,000)	(550,000)
Income tax expense	601,097,000	578,345,000	490,413,000
Effective tax rate	$ 33800.00%	$ 35200.00%	$ 33700.00%

Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2012	$ 510,891
2013	453,324
2014	389,469
2015	335,328
2016	278,781
Thereafter	739,234
Total	2,707,027
Operating Leases, Rent Expense, Net [Abstract]
Operating leases rental expense	$ 601	$ 563	$ 532

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2010 Euro Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Senior Notes [Member] USD ($)	Dec. 31, 2010 Portion At Fair Value Fair Value Disclosure [Member] Senior Notes [Member] USD ($)
Assets:
Cash and cash equivalents	$ 457,292			$ 522,870		$ 301,225	$ 221,584					$ 457,292	$ 522,870					$ 457,292	$ 522,870
Accounts receivable												2,909,326	2,687,234					2,909,326	2,687,234
Long-term notes receivable	294,000											234,490						233,514
Liabilities:
Accounts Payable												652,649	542,524					652,649	542,524
Short-term borrowings	98,801			670,671								98,801	670,671					98,801	670,671
Short-term borrowings from related parties	28,013			9,683								28,013	9,683					28,013	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes												1,147,209	528,082					1,147,209	528,082
Senior Credit Agreement												2,795,589	2,953,890					2,774,951	2,937,504
Senior Long Term Notes								258,780	267,240	2,883,009	824,446			258,780	267,240	2,883,009	824,446			265,655	276,756	2,989,307	880,366
Trust Preferred Securities, current	0		428,760	625,549
Trust Preferred Securities, noncurrent													625,549						643,828
Noncontrolling interests subject to put provisions	410,491			279,709								410,491	279,709					410,491	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,278,764			1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,149,440			1,607,312
Notional amount of interest rate derivatives	2,650,000	200,000		3,175,000	258,780
Reclassification from accumulated OCI into earnings, time estimate	10,857
Amount of additional interest expense expected to be reclassified into earnings	$ 29,654
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	47
Maximum remaining maturity of interest rate cash flow hedges	58

Financial Instruments (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Non Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Non Current [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Foreign Exchange Contract Non Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Foreign Exchange Contract Non Current [Member] Nondesignated as Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Non Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Non Current Dollar [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2011 Interest Rate Contract Non Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)	Dec. 31, 2010 Interest Rate Contract Non Current Yen [Member] Designated As Hedging Instrument [Member] Significant Observable Inputs (Level 2) USD ($)
Derivatives Fair Value [Line Items]
Assets			$ 4,859	$ 4,513	$ 58,142	$ 4,026	$ 4,117	$ 3,703	$ 56,760	$ 3,517	$ 0	$ 0	$ 0	$ 0	$ 742	$ 810	$ 1,382	$ 509	$ 0	$ 0	$ 0	$ 0
Liabilities			$ (160,269)	$ (177,127)	$ (38,701)	$ (20,964)	$ (24,908)	$ (51,816)	$ (37,242)	$ (20,751)	$ (130,579)	$ (51,604)	$ 0	$ 0	$ (3,706)	$ (486)	$ (1,459)	$ (213)	$ (1,076)	$ (73,221)	$ 0	$ 0
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	3.55%	2266.66%

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (104,130)	$ (15,662)
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,684	7,553
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(80,678)	(18,708)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(23,452)	3,046
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(69,898)	63,832
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	5,946
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	6,598	(8,622)
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(4,262)	7,553
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (76,496)	$ 72,454

Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Changes in fair value of cash flow hedges during the period - pretax	$ (104,130)	$ (15,662)	$ 36,053
Changes in fair value of cash flow hedges during the period - tax effect	41,825	2,241	(16,419)
Changes in fair value of cash flow hedges during the period - net	(62,305)	(13,421)	19,634
Reclassification adjustments - pretax	1,684	7,553	(5,971)
Reclassification adjustments - tax effect	(796)	(1,928)	1,375
Reclassification adjustments - net	888	5,625	(4,596)
Total other comprehensive income (loss) relating to cash flow hedges - pretax	(102,446)	(8,109)	30,082
Total other comprehensive income (loss) relating to cash flow hedges - tax effect	41,029	313	(15,044)
Total other comprehensive income (loss) relating to cash flow hedges - net	(61,417)	(7,796)	15,038
Foreign-currency translation adjustment - pretax	(181,234)	(110,888)	82,545
Foreign-currency translation adjustment - net	(181,234)	(110,888)	82,545
Adjustments related to pension obligations - tax effect	31,588	12,508	(3,927)
Adjustments related to pension obligations - net	(50,318)	(23,146)	5,781
Other comprehensive income (loss) - pretax	(365,586)	(154,651)	122,335
Other comprehensive income (loss) - tax effect	72,617	12,821	(18,971)
Other comprehensive income (loss), net of tax	$ (292,969)	$ (141,830)	$ 103,364

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 12,795,060	$ 12,053,490	$ 11,247,477
Inter - segment revenue	0	0	0
Segment depreciation and amortization	(557,283)	(503,224)	(457,085)
Income (Loss) From Equity Method Investments	30,959	8,949	4,534
thereof investment in equity method investees	692,025	250,373
Capital expenditures, acquisitions and investments	2,383,184	1,287,967	761,719
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	12,777,967	12,053,038	11,246,873
Inter - segment revenue	9,196	5,419	2,752
Segment revenue	12,787,163	12,058,457	11,249,625
Segment depreciation and amortization	(442,655)	(403,057)	(362,555)
Segment operating income	2,242,887	2,063,281	1,886,434
Income (Loss) From Equity Method Investments	32,456	8,949	4,534
Segment assets	17,351,198	16,507,974	15,456,057
thereof investment in equity method investees	693,437	250,373	31,373
Capital expenditures, acquisitions and investments	2,217,008	1,008,101	600,603
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,150,017	8,129,737	7,611,500
Inter - segment revenue	9,196	5,419	2,752
Segment revenue	8,159,213	8,135,156	7,614,252
Segment depreciation and amortization	(269,055)	(254,205)	(233,094)
Segment operating income	1,435,450	1,385,651	1,249,769
Income (Loss) From Equity Method Investments	32,387	8,753	4,383
Segment assets	11,761,777	11,720,495	11,202,999
thereof investment in equity method investees	322,990	243,452	25,578
Capital expenditures, acquisitions and investments	1,055,183	448,327	335,857
Exclusion of non-cash acquisitions	6,000	122,847
Segment assets if produced at segments	12,805,094
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,627,950	3,923,301	3,635,373
Segment revenue	4,627,950	3,923,301	3,635,373
Segment depreciation and amortization	(173,600)	(148,852)	(129,461)
Segment operating income	807,437	677,630	636,665
Income (Loss) From Equity Method Investments	69	196	151
Segment assets	5,589,421	4,787,479	4,253,058
thereof investment in equity method investees	370,447	6,921	5,795
Capital expenditures, acquisitions and investments	1,161,825	559,774	264,746
Exclusion of non-cash acquisitions	225,034	32,935	4,151
Segment assets if produced at segments	6,212,698
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	17,093	452	604
Inter - segment revenue	(9,196)	(5,419)	(2,752)
Segment revenue	7,897	(4,967)	(2,148)
Segment depreciation and amortization	(114,628)	(100,167)	(94,530)
Segment operating income	(167,995)	(139,476)	(130,838)
Income (Loss) From Equity Method Investments	(1,497)
Segment assets	2,181,652	586,687	365,258
thereof investment in equity method investees	(1,412)
Capital expenditures, acquisitions and investments	166,176	279,866	161,116
Exclusion of non-cash acquisitions		2,125
Segment assets if produced at segments	$ 515,058

Business Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	$ 12,795,060	$ 12,053,490	$ 11,247,477
Long-lived assets	13,747,549	11,847,580	11,023,473
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	425,507	374,883	358,060
Long-lived assets	417,805	471,537	350,194
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	8,150,017	8,129,737	7,611,500
Long-lived assets	10,318,964	9,236,166	8,864,165
Remaining World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	4,219,536	3,548,870	3,277,917
Long-lived assets	$ 3,010,780	$ 2,139,877	$ 1,809,114

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary cash flow information:
Cash paid for interest	$ 259,835	$ 264,525	$ 332,731
Cash paid for income taxes, net of tax refund	455,805	520,766	425,945
Cash inflow for income taxes from stock option exercises	13,010	13,313	8,123
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(1,684,630)	(668,198)	(241,745)
Liabilities assumed	215,253	102,698	20,574
Noncontrolling interest subject to put provisions	26,684	0	0
Noncontrolling interest	20,983	36,141	35,448
Notes assumed in connection with acquisition	20,016	31,666	4,151
Cash paid	(1,401,694)	(497,693)	(181,572)
Less cash acquired	47,461	16,318	7,059
Net cash paid for acquisitions	$ (1,354,233)	$ (481,375)	$ (174,513)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2008
Consolidated Statements of Income
Net revenue	$ 12,795,060	$ 12,053,490	$ 11,247,477
Cost of revenues	8,274,359	7,908,769	7,415,965
Gross profit	4,520,701	4,144,721	3,831,512
Selling, general and administrative	2,334,975	2,124,384	1,982,106
Research and development	110,834	96,532	93,810
Operating income	2,074,892	1,923,805	1,755,596
Interest, net	296,533	280,064	299,963
Other, net	0	0	0
Income before income taxes	1,778,359	1,643,741	1,455,633
Income tax expense	601,097	578,345	490,413
Net Income	1,177,262	1,065,396	965,220
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Income attributable to the Company	1,071,154	978,517	891,138
Current assets:
Cash and cash equivalents	457,292	522,870	301,225		221,584
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,798,318	2,573,258
Accounts receivable from related parties	111,008	113,976
Inventories	967,496	809,097
Prepaid expenses and other current assets	1,035,366	783,231
Deferred tax asset, current	325,539	350,162
Total current assets	5,695,019	5,152,594
Property, plant and equipment, net	2,629,701	2,527,292
Intangible assets	686,652	692,544
Goodwill	9,186,650	8,140,468	7,511,434
Deferred tax asset, non-current	88,159	93,168
Total assets	19,532,850	17,094,661
Current liabilities:
Accounts payable	541,423	420,637
Accounts payable to related parties	111,226	121,887
Accrued expenses and other current liabilities	1,704,273	1,537,423
Short-term borrowings and other financial liabilities	98,801	670,671
Short Term Borrowings Due To Related Parties Current	28,013	9,683
Current portion of long-term debt and capital lease obligations	1,589,776	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549		428,760
Income tax payable, current	162,354	117,542
Deferred tax liability, current	26,745	22,349
Total current liabilities	4,262,611	3,789,723
Total long-term debt less current maturities	5,494,810	4,309,676
Other liabilities	236,628	294,015
Pension liabilities	290,493	190,150
Income tax payable, non-current	189,000	200,581
Deferred tax liability, non-current	587,800	506,896
Total liabilities	11,061,342	9,291,041
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity	7,901,552	7,377,258
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	8,061,017	7,523,911	6,798,390		5,960,620
Total liabilities and equity	19,532,850	17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative		31	28
Operating income			(28)
Interest, net		(719)	(720)
Income before income taxes		688	692
Income tax expense		196	197
Net Income		492	495
Income attributable to the Company		492	495
Current assets:
Cash and cash equivalents	1	123	108		23
Accounts receivable from related parties	1,273,649	16,542
Prepaid expenses and other current assets		1
Total current assets	1,273,650	16,666
Other assets	0	494,231
Total assets		510,897
Current liabilities:
Accounts payable to related parties	3,700	229
Accrued expenses and other current liabilities	29,771	15,866
Income tax payable, current	2,016	24
Total current liabilities	35,487	16,119
Total long-term debt less current maturities	1,177,329	494,231
Total liabilities	1,212,816	510,350
Company shareholders' equity	60,834	547
Total equity	60,834	547
Total liabilities and equity	1,273,650	510,897
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative	1
Operating income	(1)	(31)
Interest, net	(5,351)
Income before income taxes	5,350
Income tax expense	2,016
Net Income	3,334
Income attributable to the Company	3,334
Current assets:
Total assets	1,273,650
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	158,222	113,176	87,774
Operating income	(158,222)	(113,176)	(87,774)
Interest, net	90,148	39,113	35,184
Other, net	(1,379,577)	(1,200,299)	(1,032,515)
Income before income taxes	1,131,207	1,048,010	909,557
Income tax expense	60,053	69,493	18,419
Net Income	1,071,154	978,517	891,138
Income attributable to the Company	1,071,154	978,517	891,138
Current assets:
Cash and cash equivalents	2	147,177	24
Accounts receivable from related parties	3,507,671	2,418,066
Prepaid expenses and other current assets	195,428	111,594
Deferred tax asset, current	32,466	14,221
Total current assets	3,735,567	2,691,058
Property, plant and equipment, net	356	390
Intangible assets	266	428
Deferred tax asset, non-current	15,923	9,463
Other assets	8,142,771	7,201,295
Total assets	11,894,883	9,902,634
Current liabilities:
Accounts payable	668	5,738
Accounts payable to related parties	1,547,946	952,141
Accrued expenses and other current liabilities	156,119	122,000
Short-term borrowings and other financial liabilities	94	121
Current portion of long-term debt and capital lease obligations	295,825	106,862
Income tax payable, current	128,218	54,366
Total current liabilities	2,128,870	1,241,228
Total long-term debt less current maturities	507,898	870,348
Long term borrowings from related parties	1,348,717	334,428
Other liabilities	2,424	73,382
Pension liabilities	5,163	4,933
Income tax payable, non-current	259	1,057
Total liabilities	3,993,331	2,525,376
Company shareholders' equity	7,901,552	7,377,258
Total equity	7,901,552	7,377,258
Total liabilities and equity	11,894,883	9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	1,931,016	1,587,720	1,521,831
Cost of revenues	1,210,733	1,022,617	997,257
Gross profit	720,283	565,103	524,574
Selling, general and administrative	208,022	158,538	173,215
Research and development	68,876	62,435	64,911
Operating income	443,385	344,130	286,448
Interest, net	6,867	2,388	6,070
Other, net	297,281	210,649	190,345
Income before income taxes	139,237	131,093	90,033
Income tax expense	124,322	99,957	86,728
Net Income	14,915	31,136	3,305
Income attributable to the Company	14,915	31,136	3,305
Current assets:
Cash and cash equivalents	144	225	194		44
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	143,313	157,755
Accounts receivable from related parties	1,058,327	667,484
Inventories	224,601	184,948
Prepaid expenses and other current assets	16,973	11,341
Total current assets	1,443,358	1,021,753
Property, plant and equipment, net	175,798	168,939
Intangible assets	54,811	65,684
Goodwill	53,788	65,315
Deferred tax asset, non-current	2,457	4,693
Other assets	653,871	644,523
Total assets	2,384,083	1,970,907
Current liabilities:
Accounts payable	26,463	22,387
Accounts payable to related parties	1,057,625	670,613
Accrued expenses and other current liabilities	102,410	94,978
Deferred tax liability, current	7,292	5,513
Total current liabilities	1,193,790	793,491
Long term borrowings from related parties	203,156	208,368
Other liabilities	12,977	11,241
Pension liabilities	146,555	143,362
Total liabilities	1,556,478	1,156,462
Company shareholders' equity	827,605	814,445
Total equity	827,605	814,445
Total liabilities and equity	2,384,083	1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	67,587	20,158	(19,877)
Operating income	(67,587)	(20,158)	19,877
Interest, net	82,205	56,047	56,269
Other, net	(724,492)	(664,020)	(560,286)
Income before income taxes	574,700	587,815	523,894
Income tax expense	(59,093)	(30,025)	(14,338)
Net Income	633,793	617,840	538,232
Income attributable to the Company	633,793	617,840	538,232
Current assets:
Cash and cash equivalents		0
Accounts receivable from related parties	700,929	441,601
Prepaid expenses and other current assets	50	50
Total current assets	700,979	441,651
Other assets	10,995,245	9,320,731
Total assets	11,696,224	9,762,382
Current liabilities:
Accounts payable to related parties	1,557,976	1,538,658
Accrued expenses and other current liabilities	2,132	2,054
Current portion of long-term debt and capital lease obligations	1,142,224	101,145
Total current liabilities	2,702,332	1,641,857
Total long-term debt less current maturities	438,366	1,357,745
Long term borrowings from related parties	408,942	494,231
Total liabilities	3,733,479	3,493,833
Company shareholders' equity	7,962,745	6,268,549
Total equity	7,962,745	6,268,549
Total liabilities and equity	11,696,224	9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	13,723,111	12,744,881	12,041,002
Cost of revenues	9,876,457	9,148,969	8,734,160
Gross profit	3,846,654	3,595,912	3,306,842
Selling, general and administrative	1,979,854	1,843,241	1,753,586
Research and development	41,958	34,097	28,899
Operating income	1,824,842	1,718,574	1,524,357
Interest, net	140,567	191,638	231,559
Other, net	0
Income before income taxes	1,684,275	1,526,936	1,292,798
Income tax expense	685,166	635,054	518,329
Net Income	999,109	891,882	774,469
Income attributable to the Company	999,109	891,882	774,469
Current assets:
Cash and cash equivalents	457,145	342,401	286,500		221,003
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,655,005	2,415,503
Accounts receivable from related parties	4,214,468	2,826,527
Inventories	857,521	711,053
Prepaid expenses and other current assets	834,932	662,188
Deferred tax asset, current	266,164	317,644
Total current assets	9,285,235	7,275,316
Property, plant and equipment, net	2,560,913	2,458,364
Intangible assets	631,575	626,432
Goodwill	9,132,862	8,075,153
Deferred tax asset, non-current	125,462	121,875
Other assets	(6,082,225)	(6,581,295)
Total assets	15,653,822	11,975,845
Current liabilities:
Accounts payable	514,292	392,512
Accounts payable to related parties	6,697,551	3,210,393
Accrued expenses and other current liabilities	1,406,886	1,292,562
Short-term borrowings and other financial liabilities	98,707	670,550
Short Term Borrowings Due To Related Parties Current	(25,820)	2,004
Current portion of long-term debt and capital lease obligations	151,727	55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	32,120	62,504
Deferred tax liability, current	28,799	27,143
Total current liabilities	8,904,262	6,339,192
Total long-term debt less current maturities	7,372,794	4,069,605
Long term borrowings from related parties	(399,065)	400,883
Other liabilities	11,553	184,542
Pension liabilities	138,775	41,855
Income tax payable, non-current	50,309	75,055
Deferred tax liability, non-current	608,444	522,521
Total liabilities	16,687,072	11,633,653
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity	(1,603,206)	(84,170)
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	(1,443,741)	62,483
Total liabilities and equity	15,653,822	11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(2,859,067)	(2,279,111)	(2,315,356)
Cost of revenues	(2,812,831)	(2,262,817)	(2,315,452)
Gross profit	(46,236)	(16,294)	96
Selling, general and administrative	(78,711)	(10,760)	(12,620)
Operating income	32,475	(5,534)	12,716
Interest, net	(17,903)	(8,403)	(28,399)
Other, net	1,806,788	1,653,670	1,402,456
Income before income taxes	(1,756,410)	(1,650,801)	(1,361,341)
Income tax expense	(211,367)	(196,330)	(118,922)
Net Income	(1,545,043)	(1,454,471)	(1,242,419)
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Income attributable to the Company	(1,651,151)	(1,541,350)	(1,316,501)
Current assets:
Cash and cash equivalents		32,944	14,399
Accounts receivable from related parties	(10,644,036)	(6,256,244)
Inventories	(114,626)	(86,904)
Prepaid expenses and other current assets	(12,017)	(1,943)
Deferred tax asset, current	26,909	18,297
Total current assets	(10,743,770)	(6,293,850)
Property, plant and equipment, net	(107,366)	(100,401)
Deferred tax asset, non-current	(55,683)	(42,863)
Other assets	(12,462,993)	(10,590,890)
Total assets	(23,369,812)	(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,753,572)	(6,250,147)
Accrued expenses and other current liabilities	6,955	9,963
Short Term Borrowings Due To Related Parties Current	53,833	7,679
Income tax payable, current	0	648
Deferred tax liability, current	(9,346)	(10,307)
Total current liabilities	(10,702,130)	(6,242,164)
Total long-term debt less current maturities	(4,001,577)	(2,482,253)
Long term borrowings from related parties	(1,561,750)	(1,437,910)
Other liabilities	25,835	24,850
Income tax payable, non-current	138,432	124,469
Deferred tax liability, non-current	(20,644)	(15,625)
Total liabilities	(16,121,834)	(10,028,633)
Company shareholders' equity	(7,247,978)	(6,999,371)
Total equity	(7,247,978)	(6,999,371)
Total liabilities and equity	$ (23,369,812)	$ (17,028,004)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Income	$ 1,177,262	$ 1,065,396	$ 965,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557,283	503,224	457,085
Change in deferred taxes, net	147,454	14,687	22,002
(Gain) loss on sale of fixed assets and investments	(8,985)	(6,516)
Stock Option Compensation Expense	29,071	27,981	33,746
Cash outflow from hedging	(58,113)	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(252,794)	(300,274)	(41,994)
Inventories, net	(151,890)	18,326	(88,933)
Prepaid expenses, other current and non-current assets	(150,090)	(60,305)	(147,105)
Accounts receivable from/payable to related parties	(16,164)	(9,039)	(5,718)
Accounts payable, accrued expenses and other current and non-current liabilities	132,406	124,279	71,092
Income tax payable	41,042	(9,634)	73,164
Net cash provided by (used in) operating activities	1,446,482	1,368,125	1,338,617
Investing Activities:
Purchases of property, plant and equipment	(597,855)	(523,629)	(573,606)
Proceeds from sale of property, plant and equipment	27,325	16,108	11,730
Disbursements of loans to related parties	0		0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,785,329)	(764,338)	(188,113)
Proceeds from divestitures	9,990	146,835	51,965
Net cash (used in) provided by investing activities	(2,345,869)	(1,125,024)	(698,024)
Financing Activities:
Short-term borrowings, net	(38,977)	22,461	(161,575)
Long-term debt and capital lease obligations, net	1,748,870	(125,595)	143,299
Redemption of Trust Preferred Securities	653,760	0	0
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	94,893	109,518	72,394
Payment of dividends [N]	(280,649)	(231,967)	(231,940)
Capital (decrease) increase	0		0
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	793,159	(14,717)	(558,127)
Effect of exchange rate changes on cash and cash equivalents	40,650	(6,739)	(2,825)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(65,578)	221,645	79,641
Cash and cash equivalents at beginning of period	522,870	301,225	221,584
Cash and cash equivalents at end of period	457,292	522,870	301,225
Issuers [Member] | FMC Finance III [Member]
Operating Activities:
Net Income		492	495
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	0
Accounts receivable from/payable to related parties	(12,372)	30	208
Accounts payable, accrued expenses and other current and non-current liabilities	13,775	(6)	(15)
Income tax payable	2,016	(6)	(160)
Net cash provided by (used in) operating activities	6,753	510	528
Financing Activities:
Payment of dividends [N]		(495)	(443)
Net cash (used in) provided by financing activities		(495)	(443)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	1	15	85
Cash and cash equivalents at beginning of period	123	108	23
Cash and cash equivalents at end of period	1	123	108
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	3,334
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	1,071,154	978,517	891,138
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(872,048)	(683,735)	(635,395)
Depreciation and amortization	858	1,452	1,470
Change in deferred taxes, net	12,593	(9,645)	23,191
(Gain) loss on sale of fixed assets and investments		(18)
Loss (gain) on investments		883	7,063
Write-off of loans from related parties			50
Stock Option Compensation Expense	44,807	27,981	(33,746)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(133,691)	(355)	(37,138)
Accounts receivable from/payable to related parties	(1,183,881)	76,758	(388,546)
Accounts payable, accrued expenses and other current and non-current liabilities	(40,619)	31,784	16,210
Income tax payable	80,461	24,179	(23,961)
Net cash provided by (used in) operating activities	(959,803)	447,801	(112,172)
Investing Activities:
Purchases of property, plant and equipment	(221)	(340)	(152)
Proceeds from sale of property, plant and equipment		30
Disbursements of loans to related parties	1,571,874	227,151	(7,270)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(148,331)	(273,710)	(11,841)
Proceeds from divestitures		132,823	13,380
Net cash (used in) provided by investing activities	1,423,322	85,954	(5,883)
Financing Activities:
Short-term borrowings, net	26,284		(95,795)
Long-term debt and capital lease obligations, net	(221,594)	(146,443)	396,013
Proceeds from exercise of stock options	81,883	96,204	64,271
Payment of dividends [N]		(231,967)	(231,940)
Net cash (used in) provided by financing activities	(394,076)	(282,206)	132,549
Effect of exchange rate changes on cash and cash equivalents	(216,618)	(104,396)	(14,470)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(147,175)	147,153	24
Cash and cash equivalents at beginning of period	147,177	24
Cash and cash equivalents at end of period	2	147,177	24
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	14,915	31,136	3,305
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49,207	47,161	38,029
Change in deferred taxes, net	2,724	(2,636)	4,707
(Gain) loss on sale of fixed assets and investments	(184)	155	411
Loss (gain) on investments		28
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(13,401)	(11,037)	(13,874)
Inventories, net	(47,022)	6,063	(27,435)
Prepaid expenses, other current and non-current assets	(3,048)	804	9,921
Accounts receivable from/payable to related parties	(51,617)	105,072	7,308
Accounts payable, accrued expenses and other current and non-current liabilities	28,385	22,268	12,731
Net cash provided by (used in) operating activities	(19,855)	199,014	35,103
Investing Activities:
Purchases of property, plant and equipment	(54,545)	(31,749)	(65,684)
Proceeds from sale of property, plant and equipment	775	1,099	731
Disbursements of loans to related parties	200	180	178
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(4,554)	(19,881)	(1,900)
Net cash (used in) provided by investing activities	(57,706)	(50,351)	(66,675)
Financing Activities:
Short-term borrowings, net	77,481	(148,617)	31,716
Net cash (used in) provided by financing activities	77,481	(148,617)	31,716
Effect of exchange rate changes on cash and cash equivalents	(1)	(15)	6
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(81)	31	150
Cash and cash equivalents at beginning of period	225	194	44
Cash and cash equivalents at end of period	144	225	194
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	633,793	617,840	538,232
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(724,492)	(664,020)	(560,286)
Depreciation and amortization	5,768	888	888
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	86,497	10,725	(18,344)
Accounts receivable from/payable to related parties	54,300	34,394	39,091
Accounts payable, accrued expenses and other current and non-current liabilities	79	1,263	(1,149)
Income tax payable	(59,093)	(30,025)	(14,338)
Net cash provided by (used in) operating activities	(3,148)	(28,935)	(15,906)
Investing Activities:
Disbursements of loans to related parties	(1,118,399)	314,665	17,240
Net cash (used in) provided by investing activities	(1,118,399)	314,665	17,240
Financing Activities:
Short-term borrowings, net	(298)
Long-term debt and capital lease obligations, net	433,455	(285,730)	(1,334)
Capital (decrease) increase	688,390
Net cash (used in) provided by financing activities	1,121,547	(285,730)	(1,334)
Cash and Cash Equivalents:
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period		0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	999,109	891,882	774,469
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	514,843	476,647	439,196
Change in deferred taxes, net	138,871	30,710	(15,491)
(Gain) loss on sale of fixed assets and investments	(8,791)	(6,653)	(353)
Loss (gain) on investments		225
Cash outflow from hedging	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(239,393)	(289,237)	(28,120)
Inventories, net	(135,071)	7,082	(49,213)
Prepaid expenses, other current and non-current assets	(99,802)	(70,862)	(93,440)
Accounts receivable from/payable to related parties	1,239,464	(314,497)	256,906
Accounts payable, accrued expenses and other current and non-current liabilities	131,427	64,804	38,065
Income tax payable	(509)	(21,201)	71,931
Net cash provided by (used in) operating activities	2,482,035	768,900	1,393,950
Investing Activities:
Purchases of property, plant and equipment	(569,645)	(522,514)	(537,167)
Proceeds from sale of property, plant and equipment	26,550	14,979	10,999
Disbursements of loans to related parties		(327,045)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(2,529,849)	(614,049)	(185,878)
Proceeds from divestitures		14,245	1,965
Net cash (used in) provided by investing activities	(3,062,954)	(1,434,384)	(710,081)
Financing Activities:
Short-term borrowings, net	(142,444)	171,078	10,943
Long-term debt and capital lease obligations, net	1,147,586	91,627	(261,528)
Increase (decrease) of accounts receivable securitization program	24,500	296,000	(325,000)
Proceeds from exercise of stock options	13,010	13,314	8,123
Payment of dividends [N]	22	(6,193)	(5,321)
Capital (decrease) increase	151,097	143,069	(1,874)
Distributions to noncontrolling interests	(129,542)	(111,550)	(68,004)
Contributions from noncontrolling interests	27,824	26,416	12,699
Net cash (used in) provided by financing activities	438,293	623,761	(629,962)
Effect of exchange rate changes on cash and cash equivalents	257,247	97,624	11,590
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	114,621	55,901	65,497
Cash and cash equivalents at beginning of period	342,401	286,500	221,003
Cash and cash equivalents at end of period	457,145	342,401	286,500
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,545,043)	(1,454,471)	(1,242,419)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	1,596,540	1,347,755	1,195,681
Depreciation and amortization	(13,393)	(22,924)	(22,498)
Change in deferred taxes, net	(6,734)	(3,742)	9,595
Loss (gain) on investments		(1,136)	(7,063)
Write-off of loans from related parties			(50)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net	30,203	5,181	(12,285)
Prepaid expenses, other current and non-current assets	(46)	(617)	(8,104)
Accounts receivable from/payable to related parties	(62,058)	89,204	79,315
Accounts payable, accrued expenses and other current and non-current liabilities	(641)	4,166	5,250
Income tax payable	18,167	17,419	39,692
Net cash provided by (used in) operating activities	(59,500)	(19,165)	37,114
Investing Activities:
Purchases of property, plant and equipment	26,556	30,974	29,397
Disbursements of loans to related parties	(453,675)	(214,951)	(10,148)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	897,405	143,302	11,506
Proceeds from divestitures		(233)	36,620
Net cash (used in) provided by investing activities	469,868	(40,908)	67,375
Financing Activities:
Short-term borrowings, net			(108,439)
Long-term debt and capital lease obligations, net	453,675	214,951	10,148
Payment of dividends [N]	(22)	6,688	5,764
Capital (decrease) increase	(896,987)	(143,069)	1,874
Net cash (used in) provided by financing activities	(443,334)	78,570	(90,653)
Effect of exchange rate changes on cash and cash equivalents	22	48	49
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		18,545	13,885
Cash and cash equivalents at beginning of period	32,944	14,399
Cash and cash equivalents at end of period		$ 32,944	$ 14,399

Shareholders' Equity (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Stockholders' Equity Note [Abstract]
Conditional Capital Not Exceed Issued Capital	10.00%
Conditional capital [line items]
Common stock, no par value	$ 1
Class of Stock [Line Items]
Common stock authorized	385,396,450
Payment of dividends	$ 280,649	$ 231,967	$ 231,940
Common Stock, Dividends, Per Share, Declared	$ 0.65	$ 0.61	$ 0.58
Preferred Stock, Dividends Per Share, Declared	$ 0.67	$ 0.63	$ 0.6
Authorized capital 2010 one [Member]
Class of Stock [Line Items]
Common stock authorized	35,000
Authorized capital 2010 two [Member]
Class of Stock [Line Items]
Common stock authorized	25,000
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	12,024,817	12,152,000
Weighted average remaining contractual life in years	2.79
Stock options exercised during the period	1,885,921
Preferred Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	49,090	59,000
Weighted average remaining contractual life in years	2.8
Stock options exercised during the period	8,523
Stock Options [Member]
Conditional capital [line items]
Conditional capital increase	$ 12,000	$ 15,000
Conditional Capital increase (in shares)		15,000
Common stock, no par value	$ 1	$ 1

Development of Allowance for Doubtful Accounts (Tables) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1	$ 277,335	$ 266,449	$ 262,836
Premiums Receivable, Allowance for Doubtful Accounts, Period Increase (Decrease)	241,598	218,496	210,124
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	(214,612)	(205,666)	(210,166)
Allowance for Loan and Lease Losses, Foreign Currency Translation	(4,374)	(2,140)	3,656
Allowance for doubtful accounts as of December 31	$ 299,751	$ 277,335	$ 266,449